UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04719

The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Semiannual Report

March 31, 2022

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tetonadv.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-937-8966 or send an email request to info@tetonadv.com.

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares							Class A Shares
	Average Annual Returns — March 31, 2022 (a)							Average Annual Returns — March 31, 2022 (a)(b)(c)
							Expense							Expense
							Ratio							Ratio
							after							after
						Gross	Adviser						Gross	Adviser
					Since	Expense	Reimburse-					Since	Expense	Reimburse-
	1 Year	5 Year	10 Year	15 Year	Inception	Ratio	ments	1 Year	5 Year	10 Year	15 Year	Inception	Ratio	ments

Mighty Mites Fund	(0.91)%	7.21%	9.68%	8.19%	10.58%	1.41%	1.41%	(4.91)%	6.14%	8.99%	7.66%	10.18%	1.41%	1.41%
SmallCap Equity Fund	8.66	12.35	11.77	8.68	8.73	1.63	1.25	4.29	11.23	11.07	8.15	8.38	1.63	1.25
Convertible Securities Fund	(3.32)	10.64	9.17	5.99	7.87	1.56	1.15	(7.20)	9.53	8.50	5.47	7.48	1.56	1.15
Equity Fund	13.28	11.18	11.17	7.47	10.13	1.64	1.64	8.75	10.08	10.48	6.95	9.78	1.64	1.64
Balanced Fund	7.86	7.87	7.64	5.96	8.25	1.41	1.41	3.59	6.80	6.98	5.44	7.85	1.41	1.41

	Class C Shares							Class I Shares
	Average Annual Returns — March 31, 2022 (a)(c)(d)							Average Annual Returns — March 31, 2022 (a)(c)
							Expense							Expense
							Ratio							Ratio
							after							after
						Gross	Adviser						Gross	Adviser
					Since	Expense	Reimburse-					Since	Expense	Reimburse-
	1 Year	5 Year	10 Year	15 Year	Inception	Ratio	ments	1 Year	5 Year	10 Year	15 Year	Inception	Ratio	ments

Mighty Mites Fund	(2.69)%	6.40%	8.85%	7.38%	9.87%	2.16%	2.16%	(0.69)%	7.47%	9.95%	8.44%	10.74%	1.16%	1.16%
SmallCap Equity Fund	6.86	11.50	10.94	7.88	8.04	2.38	2.00	8.93	12.62	12.05	8.94	8.88	1.38	1.00
Convertible Securities Fund	(4.98)	9.83	8.36	5.21	7.26	2.31	1.90	(3.05)	10.94	9.46	6.25	8.03	1.31	0.90
Equity Fund	11.47	10.30	10.33	6.66	9.58	2.39	2.39	13.57	11.46	11.43	7.72	10.24	1.39	1.39
Balanced Fund	6.04	7.06	6.84	5.17	7.64	2.16	2.16	8.16	8.15	7.92	6.21	8.37	1.16	1.16

(a)	For the SmallCap Equity and Convertible Securities Funds (and for the Mighty Mites Fund through September 30, 2005), the Adviser reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2023 and are renewable annually by the Adviser. The Funds, except for the Equity and Balanced Funds, impose a 2.00% redemption fee on shares sold or exchanged within seven days after the date of purchase.
(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)	The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed above.
(d)	Assuming payment of the 1.00% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

Inception Dates
Class AAA
	Shares	Class A Shares	Class C Shares	Class I Shares
Mighty Mites Fund	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity Fund	04/15/97	11/26/01	11/26/01	01/11/08
Convertible Securities Fund	09/30/97	05/09/01	11/26/01	01/11/08
Equity Fund	01/02/87	01/28/94	02/13/01	01/11/08
Balanced Fund	10/01/91	04/06/93	09/25/01	01/11/08

The TETON Westwood Funds file complete schedules of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.tetonadv.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2021 through March 31, 2022

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table on page 4 illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by$1,000=8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited) (Continued)

For the Six Month Period from October 1, 2021 through March 31, 2022

Expense Table

		Actual Fund Return				Hypothetical 5% Return
	Beginning	Ending	Annualized	Expenses	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During	Account Value	Account Value	Expense	Paid During
	10/01/21	03/31/22	Ratio	Period*	10/01/21	03/31/22	Ratio	Period*

TETON Westwood Mighty Mites Fund
Class AAA	$1,000.00	$973.50	1.39%	$6.84	$1,000.00	$1,018.00	1.39%	$6.99
Class A	$1,000.00	$973.30	1.39%	$6.84	$1,000.00	$1,018.00	1.39%	$6.99
Class C	$1,000.00	$969.80	2.14%	$10.51	$1,000.00	$1,014.26	2.14%	$10.75
Class I	$1,000.00	$974.40	1.14%	$5.61	$1,000.00	$1,019.25	1.14%	$5.74
TETON Westwood SmallCap Equity Fund
Class AAA	$1,000.00	$1,062.90	1.25%	$6.43	$1,000.00	$1,018.70	1.25%	$6.29
Class A	$1,000.00	$1,063.00	1.25%	$6.43	$1,000.00	$1,018.70	1.25%	$6.29
Class C	$1,000.00	$1,059.20	2.00%	$10.27	$1,000.00	$1,014.96	2.00%	$10.05
Class I	$1,000.00	$1,064.20	1.00%	$5.15	$1,000.00	$1,019.95	1.00%	$5.04
TETON Westwood Convertible Securities Fund
Class AAA	$1,000.00	$923.90	1.15%	$5.52	$1,000.00	$1,019.20	1.15%	$5.79
Class A	$1,000.00	$923.80	1.15%	$5.52	$1,000.00	$1,019.20	1.15%	$5.79
Class C	$1,000.00	$920.80	1.90%	$9.10	$1,000.00	$1,015.46	1.90%	$9.55
Class I	$1,000.00	$925.30	0.90%	$4.32	$1,000.00	$1,020.44	0.90%	$4.53
TETON Westwood Equity Fund
Class AAA	$1,000.00	$1,079.40	1.64%	$8.50	$1,000.00	$1,016.75	1.64%	$8.25
Class A	$1,000.00	$1,079.40	1.64%	$8.50	$1,000.00	$1,016.75	1.64%	$8.25
Class C	$1,000.00	$1,075.20	2.39%	$12.37	$1,000.00	$1,013.01	2.39%	$11.99
Class I	$1,000.00	$1,081.10	1.39%	$7.21	$1,000.00	$1,018.00	1.39%	$6.99
TETON Westwood Balanced Fund
Class AAA	$1,000.00	$1,021.30	1.42%	$7.16	$1,000.00	$1,017.85	1.42%	$7.14
Class A	$1,000.00	$1,022.00	1.42%	$7.16	$1,000.00	$1,017.85	1.42%	$7.14
Class C	$1,000.00	$1,017.70	2.17%	$10.92	$1,000.00	$1,014.11	2.17%	$10.90
Class I	$1,000.00	$1,022.70	1.17%	$5.90	$1,000.00	$1,019.10	1.17%	$5.89

*	Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2022:

TETON Westwood Mighty Mites Fund

Financial Services	11.6%
Diversified Industrial	10.6%
Health Care	8.1%
Hotels and Gaming	5.5%
Electronics	5.3%
Equipment and Supplies	4.6%
Aerospace and Defense	4.5%
Real Estate	4.4%
Machinery	3.2%
Building and Construction	3.0%
Aviation: Parts and Services	3.0%
Business Services	2.8%
Specialty Chemicals	2.8%
Manufactured Housing and Recreational Vehicles	2.5%
Automotive: Parts and Accessories	2.4%
Miscellaneous	2.3%
Computer Software and Services	2.3%
Food and Beverage	2.1%
Consumer Products	2.1%
Restaurants	2.1%
Retail	1.9%
Energy and Utilities: Water	1.8%
Broadcasting	1.7%
Automotive	1.6%
Publishing	1.3%
Environmental Control	1.0%
Communications Equipment	0.9%
U.S. Government Obligations	0.8%
Agriculture	0.7%
Energy and Utilities: Natural Gas	0.7%
Entertainment	0.5%
Telecommunications	0.4%
Consumer Services	0.4%
Communications	0.3%
Energy and Utilities: Services	0.3%
Educational Services	0.1%
Paper and Forest Products	0.1%
Metals and Mining	0.1%
Energy and Utilities	0.1%
Transportation	0.0%*
Other Assets and Liabilities (Net)	0.1%
100.0%

*	Amount represents less than 0.05%.

TETON Westwood SmallCap Equity Fund

Banking	14.7%
Semiconductors	8.9%
Energy and Utilities	8.6%
Health Care	6.7%
Computer Software and Services	6.3%
U.S. Government Obligations	5.8%
Electronics	5.0%
Diversified Industrial	4.5%
Retail	4.5%
Business Services	4.3%
Financial Services	4.2%
Consumer Products	4.2%
Communications Equipment	3.6%
Aviation:Parts and Services	3.6%
Building and Construction	2.6%
Transportation	1.9%
Automotive	1.9%
Equipment and Supplies	1.8%
Specialty Chemicals	1.4%
Machinery	1.3%
Environmental Control	1.2%
Real Estate	1.0%
Broadcasting	0.8%
Materials	0.7%
Communications	0.4%
Aerospace	0.4%
Other Assets and Liabilities (Net)	(0.3)%
100.0%

TETON Convertible Securities Fund

Computer Software and Services	26.6%
Health Care	16.1%
Business Services	8.2%
Consumer Services	8.0%
Semiconductors	6.0%
Security Software	5.8%
Diversified Industrial	5.7%
Financial Services	5.6%
Telecommunications	4.6%
Energy and Utilities: Integrated	3.6%
Communications Equipment	2.7%
Airlines	2.3%
Automotive: Parts and Accessories	2.0%
Transportation	1.7%
U.S. Government Obligations	1.5%
Agriculture	1.2%
Cable and Satellite	1.1%
Real Estate Investment Trusts	0.9%
Energy and Utilities: Services	0.6%
Specialty Chemicals	0.6%
Materials	0.1%
Other Assets and Liabilities (Net)	(4.9)%
100.0%

Summary of Portfolio Holdings (Unaudited) (Continued)

TETON Westwood Equity Fund

Financial Services	16.5%
Health Care	15.5%
Retail	10.2%
Computer Software and Services	9.5%
Diversified Industrial	8.8%
Banking	4.3%
Energy: Integrated	4.3%
Energy: Oil	4.2%
Food and Beverage	4.1%
Real Estate	4.0%
Energy and Energy Services	3.8%
Semiconductors	2.6%
Transportation	2.6%
Telecommunications	2.5%
Aerospace	2.1%
Business Services	2.1%
Electronics	2.0%
Other Assets and Liabilities (Net)	0.9%
100.0%

TETON Westwood Balanced Fund

Financial Services	14.8%
Health Care	14.2%
Computer Software and Services	9.2%
U.S. Government Obligations	9.0%
Retail	7.8%
Banking	5.1%
Diversified Industrial	4.7%
Transportation	3.5%
Real Estate	3.4%
Semiconductors	3.0%
Energy: Oil	2.9%
Equipment and Supplies	2.6%
Food and Beverage	2.5%
Energy and Energy Services	2.4%
Telecommunications	2.4%
Electronics	2.3%
Aerospace	2.0%
Consumer Services	1.8%
Federal National Mortgage Association	1.5%
Energy: Integrated	1.3%
Automotive: Parts and Accessories	1.2%
Business Services	1.2%
Hotels and Gaming	0.5%
Short Term Investment	0.5%
Other Assets and Liabilities (Net)	0.2%
100.0%

TETON Westwood Mighty Mites Fund

Summary Schedule of Investments — March 31, 2022 (Unaudited)

			Market
Shares		Cost	Value

	COMMON STOCKS* — 96.0%
	Aerospace and Defense — 4.5%
516,500	Aerojet Rocketdyne Holdings Inc.†	$2,597,640	$20,324,275
136,560	Allied Motion Technologies Inc.	3,322,170	4,074,950
329,500	Various Securities	3,600,530	3,629,841
		9,520,340	28,029,066

	Agriculture — 0.7%
232,000	Limoneira Co.	4,354,062	3,405,760
466,215	Various Securities	1,745,885	1,215,105
		6,099,947	4,620,865

	Automotive — 1.6%
104,735	Rush Enterprises Inc., Cl. B	1,311,878	5,063,937
141,650	Various Securities	1,282,674	4,586,652
		2,594,552	9,650,589

	Automotive: Parts and Accessories — 2.3%
110,560	Strattec Security Corp.†	2,537,035	4,120,571
873,211	Various Securities	8,610,636	10,083,985
		11,147,671	14,204,556

	Aviation: Parts and Services — 3.0%
180,540	Ducommun Inc.†	4,543,644	9,458,491
142,250	Kaman Corp.	3,813,687	6,185,030
223,896	Various Securities	2,674,161	2,896,050
		11,031,492	18,539,571

	Broadcasting — 1.7%
241,120	Gray Television Inc.	265,142	5,321,518
979,228	Various Securities	4,089,168	5,439,173
		4,354,310	10,760,691

	Building and Construction — 3.0%
95,500	Gibraltar Industries Inc.†	2,257,102	4,101,725
74,370	The Monarch Cement Co.	1,978,761	9,816,840
158,200	Various Securities	1,215,975	4,863,488
		5,451,838	18,782,053

	Business Services — 2.8%
2,280,000	Trans-Lux Corp.†(a)	1,188,097	1,624,614
109,169	Willdan Group Inc.†	3,368,179	3,350,397
983,617	Various Securities	6,998,721	12,622,291
		11,554,997	17,597,302

	Communications — 0.3%
124,000	Various Securities	2,185,532	1,945,560
	Communications Equipment — 0.9%
265,000	Various Securities	2,314,179	5,275,500
	Computer Software and Services — 2.3%
1,392,821	Various Securities	7,119,210	14,191,274
	Consumer Products — 2.1%
400,000	Marine Products Corp.	2,815,473	4,620,000
3,440,395	Various Securities	6,261,146	8,344,785
		9,076,619	12,964,785

	Consumer Services — 0.4%
219,500	Various Securities	1,094,225	2,455,775
	Diversified Industrial — 10.6%
228,000	Burnham Holdings Inc., Cl. A(a)	3,577,601	3,160,080
40,500	Chase Corp.	677,376	3,519,855
79,300	Columbus McKinnon Corp.	1,308,587	3,362,320
403,313	Griffon Corp.	4,454,166	8,078,359
224,239	Lawson Products Inc.†	3,203,573	8,642,171
766,870	Myers Industries Inc.	12,186,670	16,564,392
93,500	Steel Partners Holdings LP†	1,449,362	3,885,860
Shares		Cost	Market Value

302,000	Tredegar Corp.	$4,731,281	$3,620,980
1,026,263	Various Securities	12,883,058	15,293,114
		44,471,674	66,127,131
	Educational Services — 0.1%
95,000	Various Securities	289,750	840,750
	Electronics — 5.3%
153,300	Bel Fuse Inc., Cl. A(a)	2,835,607	3,219,300
249,580	CTS Corp.	2,214,549	8,820,157
593,000	Schmitt Industries Inc.†(a)	1,341,444	2,852,330
108,000	Ultra Clean Holdings Inc.†	292,995	4,578,120
684,000	Various Securities	6,411,057	13,145,597
		13,095,652	32,615,504

	Energy and Utilities: Natural Gas — 0.7%
145,898	Various Securities	1,547,742	4,511,911
	Energy and Utilities: Services — 0.3%
304,333	Various Securities	469,937	1,692,821
	Energy and Utilities: Water — 1.8%
62,304	SJW Group	1,594,829	4,335,112
209,485	Various Securities	3,079,235	7,050,214
		4,674,064	11,385,326

	Entertainment — 0.5%
773,055	Various Securities	3,151,398	2,998,029
	Environmental Control — 1.0%
70,300	Casella Waste Systems Inc., Cl. A†	277,447	6,161,795
15,000	Various Securities	121,162	213,750
		398,609	6,375,545

	Equipment and Supplies — 4.6%
110,000	Federal Signal Corp.	654,129	3,712,500
298,000	The Eastern Co	5,581,796	6,940,420
154,000	Titan Machinery Inc.†	2,312,621	4,352,040
799,016	Various Securities	10,011,217	13,653,153
		18,559,763	28,658,113

	Financial Services — 11.0%
1,120	Farmers & Merchants Bank of Long Beach	6,157,165	9,184,000
391,300	Flushing Financial Corp.	6,272,673	8,745,555
127,000	I3 Verticals Inc., Cl. A†	2,140,693	3,538,220
62,500	KKR & Co. Inc.	7,419	3,654,375
67,010	Southern First Bancshares Inc.†	3,091,195	3,406,789
2,108,140	Various Securities	26,939,908	39,698,933
		44,609,053	68,227,872

	Food and Beverage — 2.1%
1,674,160	Various Securities	13,459,843	13,000,214
	Health Care — 8.1%
247,660	Cutera Inc.†	3,949,961	17,088,540
197,665	IntriCon Corp.†	2,070,139	4,716,287
212,000	Neogen Corp.†	306,519	6,538,080
2,000	Targanta Therapeutics Corp., Escrow†(b)	0	0
1,355,743	Various Securities	10,349,455	22,115,597
		16,676,074	50,458,504

	Hotels and Gaming — 5.5%
1,217,119	Full House Resorts Inc.†	3,347,719	11,696,514
129,500	Golden Entertainment Inc.†	1,456,722	7,520,065
355,721	Inspired Entertainment Inc.†	2,238,036	4,375,368
675,154	Various Securities	6,916,832	10,544,381
		13,959,309	34,136,328

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Summary Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS* (Continued)
	Machinery — 3.2%
219,000	Astec Industries Inc.	$7,709,095	$9,417,000
476,037	Gencor Industries Inc.†	3,080,659	4,893,660
64,750	Various Securities	1,328,229	5,867,008
		12,117,983	20,177,668

	Manufactured Housing and Recreational Vehicles — 2.5%
24,440	Cavco Industries Inc.†	1,575,461	5,886,374
105,850	Nobility Homes Inc.	1,515,295	3,598,900
73,500	Skyline Champion Corp.†	487,054	4,033,680
40,000	Various Securities	378,248	2,161,200
		3,956,058	15,680,154

	Metals and Mining — 0.1%
440,000	Various Securities	531,227	545,127
	Paper and Forest Products — 0.1%
26,550	Various Securities	2,229,847	566,843
	Publishing — 1.3%
341,900	The E.W. Scripps Co., Cl. A†	1,694,756	7,108,101
125,000	Various Securities	669,145	883,360
		2,363,901	7,991,461

	Real Estate — 4.4%
243,193	Indus Realty Trust Inc., REIT	7,153,331	17,774,976
2,508	Royalty LLC†(b)	0	255
1,239,307	Various Securities	9,856,612	9,772,767
		17,009,943	27,547,998

	Restaurants — 2.1%
220,234	Nathan’s Famous Inc.(a)	3,342,683	11,930,076
57,000	Various Securities	384,205	815,670
		3,726,888	12,745,746

	Retail — 1.9%
48,240	Ingles Markets Inc., Cl. A	846,873	4,295,772
279,002	Various Securities	5,743,728	7,485,409
		6,590,601	11,781,181

	Specialty Chemicals — 2.8%
375,000	Ferro Corp.†	1,662,777	8,152,500
72,840	Hawkins Inc.	1,294,278	3,343,356
502,204	Various Securities	3,668,884	5,712,245
		6,625,939	17,208,101

	Telecommunications — 0.4%
151,500	Various Securities	1,137,242	2,626,860
	Transportation — 0.0%
5,000	Various Securities	90,183	39,900
	TOTAL COMMON STOCKS	315,287,592	596,956,674

	PREFERRED STOCKS* — 0.7%
	Automotive: Parts and Accessories — 0.1%
19,300	Various Securities	52,796	562,375

	Financial Services — 0.6%
153,000	Steel Partners Holdings LP, Ser. A, 6.000%, 02/07/26	3,886,245	3,567,960
		3,886,245	3,567,960

	TOTAL PREFERRED STOCKS	3,939,041	4,130,335
Shares		Cost	Market Value

	CONVERTIBLE PREFERRED STOCKS* — 0.0%
	Food and Beverage — 0.0%
500	Various Securities	$7,625	$25,770

	MANDATORY CONVERTIBLE SECURITIES*(c) — 0.1%
	Energy and Utilities — 0.1%
15,095	Various Securities	313,221	430,208

	RIGHTS* — 0.0%
	Energy and Utilities: Services — 0.0%
85,500	Various Securities	0	1

	Entertainment — 0.0%
550,000	Media General Inc., CVR†(b)	0	1

	Health Care — 0.0%
8,000	Progenics Pharmaceuticals Inc., CVR†(b)	0	3,978
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(b).	103,591	0
		103,591	3,978

	TOTAL RIGHTS	103,591	3,980

	WARRANTS* — 0.0%
	Business Services — 0.0%
1	Various Securities	0	652
	Computer Software and Services — 0.0%
13,666	Various Securities	22,773	5,360
	Diversified Industrial — 0.0%
47,000	Various Securities	32,110	38,310
	Energy and Utilities: Natural Gas — 0.0%
144	Various Securities	0	0
	Energy and Utilities: Services — 0.0%
7,627	Various Securities	0	4,576
	Health Care — 0.0%
17,474	Various Securities	15,533	45,204
	Hotels and Gaming — 0.0%
3,667	Various Securities	19,204	3,850
	TOTAL WARRANTS	89,620	97,952

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS* — 0.8%
$5,155,000	Various Securities	5,149,789	5,150,107
	TOTAL U.S. GOVERNMENT OBLIGATIONS	5,149,789	5,150,107

	TOTAL MISCELLANEOUS INVESTMENTS — 2.3%(d)	11,469,355	14,333,790

	TOTAL INVESTMENTS — 99.9%	$336,359,834	621,128,816

	Other Assets and Liabilities (Net) — 0.1%		488,006

	NET ASSETS — 100.0%		$621,616,822

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Summary Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

This Summary Schedule of Investments does not reflect the complete portfolio holdings of the Fund. It includes the Fund’s 50 largest holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets, or affiliated or Level 3 securities, if any.

*	“Various Securities” consist of issuers not identified as a top 50 holding, issues or issuers not exceeding 1% of net assets individually or in the aggregate, any issuers that are not affiliated or Level 3 securities, if any, as of March 31, 2022. The complete Schedule of Investments is available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); and (ii) on the SEC’S website at http://www.sec.gov.
(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(d)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.
†	Non-income producing security.

CCCP	Contingent Cash Consideration Payment
CVR	Contingent Value Right
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — March 31, 2022 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 94.5%
	Aerospace — 0.4%
3,600	Hexcel Corp.	$109,475	$214,092

	Automotive — 1.9%
15,750	Rush Enterprises Inc., Cl. A	290,875	801,833
5,800	Winnebago Industries Inc.	142,855	313,374
		433,730	1,115,207
	Aviation: Parts and Services — 3.6%
44,100	AAR Corp.†	995,526	2,135,763

	Banking — 14.7%
10,633	Atlantic Union Bankshares Corp.	260,012	390,125
12,900	Banc of California Inc.	237,602	249,744
10,800	Columbia Banking System Inc.	320,715	348,516
33,600	First Foundation Inc.	525,976	816,144
15,000	Five Star BanCorp.	300,000	424,500
6,800	Glacier Bancorp Inc.	138,682	341,904
48,750	Investors Bancorp Inc.	532,257	727,838
28,150	OceanFirst Financial Corp.	556,544	565,815
18,500	Old National BanCorp.	290,152	303,030
7,133	SouthState Corp.	427,437	581,981
3,000	Third Coast Bancshares Inc.†	75,000	69,300
4,440	TrustCo Bank Corp. NY	147,725	141,769
19,050	Umpqua Holdings Corp.	280,046	359,283
20,000	USCB Financial Holdings Inc.†	200,000	286,600
63,020	Valley National BanCorp.	567,483	820,520
36,700	Veritex Holdings Inc.	852,864	1,400,839
14,000	Washington Federal Inc.	300,174	459,480
7,600	Washington Trust Bancorp Inc.	239,284	399,000
		6,251,953	8,686,388
	Broadcasting — 0.8%
8,600	Chicken Soup For The Soul Entertainment Inc.†	87,639	68,714
35,900	Hemisphere Media Group Inc.†	371,338	164,063
13,100	IMAX Corp.†	203,106	247,983
		662,083	480,760
	Building and Construction — 2.6%
26,000	Babcock & Wilcox
	Enterprises Inc.†	169,832	212,160
5,500	EMCOR Group Inc.	262,514	619,465
7,300	MYR Group Inc.†	130,968	686,492
		563,314	1,518,117
	Business Services — 4.3%
20,400	ABM Industries Inc.	642,914	939,216
4,000	Deluxe Corp.	111,183	120,960
3,150	FTI Consulting Inc.†	108,347	495,243
9,900	Heidrick & Struggles
	International Inc.	229,256	391,842
7,200	McGrath RentCorp.	272,468	611,856
		1,364,168	2,559,117
	Communications — 0.4%
6,200	ATN International Inc.	290,293	247,256

	Communications Equipment — 3.6%
80,800	Extreme Networks Inc.†	526,578	986,568
100,000	Infinera Corp.†	643,257	867,000

Shares		Cost	Market Value

3,100	Lumentum Holdings Inc.†(a)	$209,677	$302,560
		1,379,512	2,156,128
	Computer Software and Services — 6.3%
7,600	Bottomline Technologies DE Inc.†	208,794	430,768
44,200	NetScout Systems Inc.†	1,018,532	1,417,936
50,000	Paya Holdings Inc.†	321,890	293,000
16,300	Progress Software Corp.(a)	398,949	767,567
11,000	Skillsoft Corp.†	102,657	66,440
6,900	Teradata Corp.†	146,757	340,101
11,600	Unisys Corp.†	268,014	250,676
13,971	Vimeo Inc.†	140,129	165,975
		2,605,722	3,732,463
	Consumer Products — 4.2%
18,800	Hanesbrands Inc.	335,304	279,932
59,200	KAR Auction Services Inc.†	935,081	1,068,560
5,800	Oxford Industries Inc.	340,467	524,900
30,700	Tupperware Brands Corp.†	590,467	597,115
		2,201,319	2,470,507
	Diversified Industrial — 4.5%
2,600	Albany International Corp., Cl. A	135,218	219,232
7,600	Apogee Enterprises Inc.	207,346	360,696
23,300	Enerpac Tool Group Corp.	450,885	510,037
9,500	Kennametal Inc.	269,519	271,795
9,800	Luxfer Holdings plc	126,608	164,640
53,800	Steelcase Inc., Cl. A	709,088	642,910
12,900	Textainer Group Holdings Ltd.	98,397	491,103
		1,997,061	2,660,413
	Electronics — 5.0%
14,300	Advanced Energy Industries Inc.	733,993	1,230,944
6,300	Comtech Telecommunications Corp.	94,831	98,847
7,500	FARO Technologies Inc.†	265,796	389,400
11,500	Plantronics Inc.†	317,077	453,100
55,500	TTM Technologies Inc.†	700,183	822,510
		2,111,880	2,994,801
	Energy and Utilities — 8.6%
31,100	ChampionX Corp.†	533,511	761,328
10,100	Diamondback Energy Inc.	282,483	1,384,508
8,600	Dril-Quip Inc.†	229,935	321,210
32,700	Magnolia Oil & Gas Corp., Cl. A	316,481	773,355
28,900	Oceaneering International Inc.†	134,614	438,124
91,700	Patterson-UTI Energy Inc.	305,767	1,419,516
		1,802,791	5,098,041
	Environmental Control — 1.2%
15,300	Evoqua Water Technologies Corp.†	146,240	718,794

	Equipment and Supplies — 1.8%
8,700	CIRCOR International Inc.†	260,451	231,594
22,800	Flowserve Corp.	763,586	818,520
		1,024,037	1,050,114

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Financial Services — 4.2%
8,800	Brown & Brown Inc.	$150,642	$635,976
6,000	Horace Mann Educators Corp.	203,747	250,980
4,700	Mercury General Corp.	183,369	258,500
6,400	ProAssurance Corp.	180,289	172,032
9,750	Stifel Financial Corp.	262,650	662,025
7,700	Univest Financial Corp.	221,552	206,052
5,743	Webster Financial Corp.	176,978	322,297
		1,379,227	2,507,862
	Health Care — 6.7%
4,100	AMN Healthcare Services Inc.†	193,504	427,753
4,400	Haemonetics Corp.†	304,712	278,168
1,780	ICU Medical Inc.†	129,303	396,299
24,400	Natus Medical Inc.†	562,486	641,232
5,850	Omnicell Inc.†	153,889	757,517
35,400	Patterson Cos. Inc.	628,212	1,145,898
11,000	Supernus Pharmaceuticals Inc.†	275,953	355,520
		2,248,059	4,002,387
	Machinery — 1.3%
57,700	Mueller Water Products Inc.,
	Cl. A	647,082	745,484

	Materials — 0.7%
8,700	Avient Corp.	276,887	417,600

	Real Estate — 1.0%
10,000	Alpine Income Property
	Trust Inc., REIT	177,361	188,000
22,100	CareTrust REIT Inc.	441,892	426,530
		619,253	614,530
	Retail — 4.5%
17,550	American Eagle Outfitters Inc.	216,876	294,840
17,700	Bed Bath & Beyond Inc.†	292,585	398,781
54,000	Ethan Allen Interiors Inc.	930,386	1,407,780
5,800	The Hain Celestial Group Inc.†	106,135	199,520
13,900	Urban Outfitters Inc.†	407,090	349,029
		1,953,072	2,649,950
	Semiconductors — 8.9%
1,100	CMC Materials Inc.	64,881	203,940
12,000	Cohu Inc.†	374,973	355,200
10,700	Entegris Inc.	211,776	1,404,482
16,900	FormFactor Inc.†	210,933	710,307
9,100	Marvell Technology Inc.	137,156	652,561
1,200	MKS Instruments Inc.	176,364	180,000
4,000	nLight Inc.†	46,557	69,360
19,400	Onto Innovation Inc.†	613,695	1,685,666
		1,836,335	5,261,516
	Specialty Chemicals — 1.4%
8,100	Darling Ingredients Inc.†	162,009	651,078
2,700	Minerals Technologies Inc.	85,384	178,605
		247,393	829,683

Shares		Cost	Market Value

	Transportation — 1.9%
22,300	The Greenbrier Companies Inc.	$538,194	$1,148,673

	TOTAL COMMON STOCKS	33,684,606	56,015,646

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 5.8%
$3,410,000	U.S. Treasury Bills,
	0.090% to 0.491%††,
	04/07/22 to 06/23/22	3,408,598	3,408,655

	TOTAL INVESTMENTS — 100.3%	$37,093,204	59,424,301

	Other Assets and Liabilities (Net) — (0.3)%		(178,959)

	NET ASSETS — 100.0%		$59,245,342

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments — March 31, 2022 (Unaudited)

Principal Amount		Cost	Market Value

	CONVERTIBLE CORPORATE BONDS — 88.7%
	Airlines — 2.3%
$1,000,000	Southwest Airlines Co.,
	1.250%, 05/01/25	$1,099,382	$1,360,750

	Business Services — 8.2%
550,000	BigCommerce Holdings Inc.,
	0.250%, 10/01/26(a)	558,018	420,090
1,000,000	Kaleyra Inc.,
	6.125%, 06/01/26(a)	1,005,868	962,500
1,500,000	Perficient Inc.,
	0.125%, 11/15/26(a)	1,456,668	1,347,750
	Shift4 Payments Inc.
1,000,000	Zero Coupon, 12/15/25	1,217,496	1,052,000
140,000	0.500%, 08/01/27(a)	144,205	122,780
800,000	TechTarget Inc.,
	Zero Coupon, 12/15/26(a)	777,198	726,000
280,000	Upwork Inc.,
	0.250%, 08/15/26(a)	282,182	230,020
		5,441,635	4,861,140

	Cable and Satellite — 1.1%
450,000	DISH Network Corp.,
	3.375%, 08/15/26	406,320	405,900
360,000	fuboTV Inc.,
	3.250%, 02/15/26(a)	326,513	244,260
		732,833	650,160

	Communications Equipment — 2.7%
	Lumentum Holdings Inc.
500,000	0.500%, 12/15/26	518,772	581,940
554,000	0.500%, 06/15/28(a)	554,000	544,582
500,000	Radius Global Infrastructure Inc.,
	2.500%, 09/15/26(a)	500,000	473,750
		1,572,772	1,600,272

	Computer Software and Services — 26.6%
1,200,000	Bandwidth Inc.,
	0.250%, 03/01/26	1,227,456	920,400
	Blackline Inc.
350,000	0.125%, 08/01/24	350,515	415,415
480,000	Zero Coupon, 03/15/26	480,000	408,000
1,030,000	Cardlytics Inc.,
	1.000%, 09/15/25	1,144,897	1,046,995
500,000	Dropbox Inc.,
	Zero Coupon, 03/01/28	543,146	473,600
1,250,000	i3 Verticals LLC,
	1.000%, 02/15/25	1,218,498	1,239,125
700,000	Limelight Networks Inc.,
	3.500%, 08/01/25	656,861	730,478
990,000	LivePerson Inc.,
	0.750%, 03/01/24	994,410	990,495
750,000	Match Group Financeco 3 Inc.,
	2.000%, 01/15/30(a)	751,502	1,132,500
300,000	MercadoLibre Inc.,
	2.000%, 08/15/28	293,933	830,250
205,000	Nice Systems Inc.,
	1.250%, 01/15/24	209,456	538,381
1,000,000	PAR Technology Corp.,
	2.875%, 04/15/26	913,506	1,201,875
860,000	Progress Software Corp.,
	1.000%, 04/15/26(a)	859,392	859,140

Principal Amount		Cost	Market Value

$465,000	PROS Holdings Inc.,
	2.250%, 09/15/27$	$465,000	$493,598
750,000	Q2 Holdings Inc.,
	0.750%, 06/01/26	785,707	748,500
650,000	Splunk Inc.,
	1.125%, 09/15/25	687,361	780,000
1,056,000	Veritone Inc.,
	1.750%, 11/15/26(a)	1,026,113	907,110
900,000	Workiva Inc.,
	1.125%, 08/15/26	865,673	1,451,813
500,000	Zynga Inc.,
	0.250%, 06/01/24	603,762	610,312
		14,077,188	15,777,987

	Consumer Services — 8.0%
1,100,000	2U Inc.,
	2.250%, 05/01/25	1,029,806	929,500
360,000	Callaway Golf Co.,
	2.750%, 05/01/26	377,342	544,050
365,000	National Vision Holdings Inc.,
	2.500%, 05/15/25	368,113	562,100
	NCL Corp. Ltd.
550,000	5.375%, 08/01/25	696,390	797,500
223,000	1.125%, 02/15/27(a)	223,000	206,052
	Royal Caribbean Cruises Ltd.
155,000	4.250%, 06/15/23	163,639	203,251
250,000	2.875%, 11/15/23	250,000	303,500
122,000	Shopify Inc.,
	0.125%, 11/01/25	122,000	115,839
1,100,000	Stride Inc.,
	1.125%, 09/01/27	991,563	1,096,700
		4,221,853	4,758,492

	Diversified Industrial — 5.7%
485,000	Bloom Energy Corp.,
	2.500%, 08/15/25	512,886	803,306
600,000	Chart Industries Inc.,
	1.000%, 11/15/24(a)	612,596	1,768,500
120,000	John Bean Technologies Corp.,
	0.250%, 05/15/26(a)	120,000	115,860
579,000	Patrick Industries Inc.,
	1.750%, 12/01/28(a)	597,281	521,100
165,000	Xometry Inc.,
	1.000%, 02/01/27(a)	165,000	151,387
		2,007,763	3,360,153

	Energy and Utilities: Integrated — 1.4%
1,128,000	Array Technologies Inc.,
	1.000%, 12/01/28(a)	1,048,806	861,228

	Financial Services — 3.2%
500,000	Block Inc.,
	0.125%, 03/01/25	715,921	657,812
385,000	Digitalbridge Operating Co. LLC,
	5.750%, 07/15/25	468,424	1,250,057
		1,184,345	1,907,869

	Health Care — 13.1%
255,000	Coherus Biosciences Inc.,
	1.500%, 04/15/26	256,535	253,674

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Principal Amount		Cost	Market Value

	CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care (Continued)
$350,000	CONMED Corp.,
	2.625%, 02/01/24$	356,090	$603,225
300,000	Cutera Inc.,
	2.250%, 03/15/26	300,000	652,200
1,000,000	Dexcom Inc.,
	0.250%, 11/15/25	1,142,009	1,146,875
	Exact Sciences Corp.
900,000	0.375%, 03/15/27	935,866	853,313
500,000	0.375%, 03/01/28	541,695	442,000
1,000,000	Insulet Corp.,
	0.375%, 09/01/26	1,007,362	1,330,500
	Invacare Corp.
400,000	4.500%, 06/01/22	398,836	387,389
365,000	4.250%, 03/15/26	365,000	193,450
400,000	Paratek Pharmaceuticals Inc.,
	4.750%, 05/01/24	397,820	354,200
990,000	PetIQ Inc.,
	4.000%, 06/01/26	1,091,287	1,184,906
350,000	Travere Therapeutics Inc.,
	2.500%, 09/15/25	316,859	365,750
		7,109,359	7,767,482

	Materials — 0.1%
110,000	Danimer Scientific Inc.,
	3.250%, 12/15/26(a)	110,000	90,475

	Real Estate Investment Trusts — 0.9%
125,000	Pebblebrook Hotel Trust,
	1.750%, 12/15/26	125,000	143,938
385,000	Summit Hotel Properties Inc.,
	1.500%, 02/15/26	390,854	404,635
		515,854	548,573

	Security Software — 5.8%
680,000	Nice Ltd.,
	Zero Coupon, 09/15/25	687,665	716,975
365,000	Varonis Systems Inc.,
	1.250%, 08/15/25	367,772	609,550
925,000	Verint Systems Inc.,
	0.250%, 04/15/26(a)	924,919	969,199
675,000	Zscaler Inc.,
	0.125%, 07/01/25	682,275	1,151,887
		2,662,631	3,447,611

	Semiconductors — 2.7%
1,000,000	Impinj Inc.,
	1.125%, 05/15/27(a)	1,029,505	943,125
579,000	Wolfspeed Inc.,
	0.250%, 02/15/28(a)	600,649	657,527
		1,630,154	1,600,652

	Specialty Chemicals — 0.6%
468,000	Amyris Inc.,
	1.500%, 11/15/26(a)	473,146	337,428

	Telecommunications — 4.6%
750,000	Harmonic Inc.,
	2.000%, 09/01/24	767,679	961,500
750,000	Infinera Corp.,
	2.500%, 03/01/27	721,302	1,034,250

Principal Amount		Cost	Market Value

$615,000	PagerDuty Inc.,
	1.250%, 07/01/25	$615,403	$710,633
		2,104,384	2,706,383

	Transportation — 1.7%
500,000	Atlas Air Worldwide Holdings Inc.,
	1.875%, 06/01/24	471,856	752,187
351,000	CryoPort Inc.,
	0.750%, 12/01/26(a)	358,039	277,466
		829,895	1,029,653

	TOTAL CONVERTIBLE CORPORATE BONDS	46,822,000	52,666,308

Shares
	MANDATORY CONVERTIBLE SECURITIES(b) — 13.5%
	Automotive: Parts and Accessories — 2.0%
8,875	Aptiv plc, Ser. A,
	5.500%, 06/15/23	889,712	1,211,171

	Energy and Utilities: Integrated — 2.2%
	NextEra Energy Inc.
5,000	4.872%, 09/01/22	247,450	308,950
9,200	5.279%, 03/01/23	448,500	479,780
9,645	6.219%, 09/01/23	468,747	506,748

	Energy and Utilities: Services — 0.6%
6,745	Spire Inc., Ser. A,
	7.500%, 03/01/24	353,245	354,787

	Financial Services — 2.4%
980	2020 Cash Mandatory Exchangeable Trust,
	5.250%, 06/01/23(a)(c)	1,022,450	1,095,150
6,000	New York Community Capital Trust V,
	6.000%, 11/01/51	300,700	309,600
		1,323,150	1,404,750
	Health Care — 3.0%
5,730	Avantor Inc., Ser. A,
	6.250%, 05/15/22	308,126	593,227
500	Danaher Corp., Ser. B,
	5.000%, 04/15/23	652,472	789,620
9,795	Elanco Animal Health Inc.,
	5.000%, 02/01/23	456,126	399,048
		1,416,724	1,781,895
	Semiconductors — 3.3%
1,005	Broadcom Inc., Ser. A,
	8.000%, 09/30/22	1,006,500	1,972,966

	TOTAL MANDATORY CONVERTIBLE SECURITIES	6,154,028	8,021,047

	COMMON STOCKS — 1.2%
	Agriculture — 1.2%
6,423	Bunge Ltd	555,500	711,733

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Principal Amount		Cost	Market Value

	U.S. GOVERNMENT OBLIGATIONS — 1.5%
$865,000	U.S. Treasury Bills,
	0.385% to 0.397%†,
	06/09/22 to 06/16/22	$864,336	$864,343

	TOTAL INVESTMENTS — 104.9%	$54,395,864	62,263,431

	Other Assets and Liabilities (Net) — (4.9)%		(2,888,666)

	NET ASSETS — 100.0%		$59,374,765

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(c)	At March 31, 2022, the Fund held an investment in a restricted and illiquid security amounting to $1,095,150 or 1.84% of net assets, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Dates	Acquisition Cost	03/31/22 Carrying Value Per Share
980	2020 Cash Mandatory Exchangeable Trust, 5.250%, 06/01/23	06/24/20- 09/30/20	$1,022,450	$1,117.5000

†	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

TETON Westwood Equity Fund

Schedule of Investments — March 31, 2022 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 99.1%
	Aerospace — 2.1%
4,590	L3Harris Technologies Inc.	$926,753	$1,140,477

	Banking — 4.3%
37,839	Bank of America Corp.	1,159,010	1,559,724
9,625	Western Alliance BanCorp.	901,737	797,142
		2,060,747	2,356,866
	Business Services — 2.1%
5,089	Visa Inc., Cl. A	1,043,965	1,128,588

	Computer Software and Services — 9.5%
413	Alphabet Inc., Cl. A†	683,953	1,148,697
3,696	CACI International Inc., Cl. A†	1,101,352	1,113,457
22,840	Cisco Systems Inc.	1,094,424	1,273,558
5,218	Microsoft Corp.	813,764	1,608,762
		3,693,493	5,144,474
	Diversified Industrial — 8.8%
9,740	Eaton Corp. plc	1,103,713	1,478,143
4,858	Honeywell International Inc.	814,647	945,270
26,218	Huntsman Corp.	829,174	983,437
2,828	The Middleby Corp.†	498,387	463,622
64,212	Vertiv Holdings Co	1,441,632	898,968
		4,687,553	4,769,440
	Electronics — 2.0%
14,743	Microchip Technology Inc.	1,112,137	1,107,789

	Energy and Energy Services — 3.8%
9,379	EOG Resources Inc.	720,495	1,118,258
9,101	Valero Energy Corp.	704,517	924,116
		1,425,012	2,042,374
	Energy: Integrated — 4.3%
9,238	DTE Energy Co.	964,182	1,221,356
13,201	NextEra Energy Inc.	420,611	1,118,257
		1,384,793	2,339,613
	Energy: Oil — 4.2%
5,697	Chevron Corp.	523,639	927,642
13,567	ConocoPhillips	787,296	1,356,700
		1,310,935	2,284,342
	Financial Services — 16.5%
18,930	American International Group Inc.	669,037	1,188,236
3,073	Berkshire Hathaway Inc., Cl. B†	765,689	1,084,492
8,372	Blackstone Inc.	1,168,527	1,062,742
8,196	Intercontinental Exchange Inc.	977,677	1,082,855
12,147	The Charles Schwab Corp.	574,429	1,024,114
4,233	The Goldman Sachs Group Inc.	1,348,774	1,397,313
5,451	The PNC Financial Services Group Inc.	1,046,000	1,005,437
9,724	The Progressive Corp.	987,777	1,108,439
		7,537,910	8,953,628
	Food and Beverage — 4.1%
10,906	McCormick & Co. Inc., Non- Voting	1,083,080	1,088,419
6,691	PepsiCo Inc.	637,385	1,119,939
		1,720,465	2,208,358

Shares		Cost	Market Value

	Health Care — 15.5%
5,826	Becton, Dickinson and Co.	$1,136,093	$1,549,716
15,278	Gilead Sciences Inc.	1,114,404	908,277
9,749	Johnson & Johnson	1,583,950	1,727,815
3,570	McKesson Corp.	694,444	1,092,884
11,345	Medtronic plc	959,788	1,258,728
3,620	UnitedHealth Group Inc.	959,173	1,846,092
		6,447,852	8,383,512
	Real Estate — 4.0%
5,579	Alexandria Real Estate Equities Inc., REIT	1,132,255	1,122,774
6,633	Prologis Inc., REIT	574,225	1,071,097
		1,706,480	2,193,871
	Retail — 10.2%
17,644	CVS Health Corp.	1,172,096	1,785,749
5,404	Dollar General Corp.	1,163,362	1,203,093
2,702	The Home Depot Inc.	367,827	808,790
11,808	Walmart Inc.	1,604,091	1,758,447
		4,307,376	5,556,079
	Semiconductors — 2.6%
11,974	Teradyne Inc.	1,811,428	1,415,686

	Telecommunications — 2.5%
10,678	T-Mobile US Inc.†	1,221,283	1,370,521

	Transportation — 2.6%
5,135	Union Pacific Corp.	497,686	1,402,933

	TOTAL COMMON STOCKS	42,895,868	53,798,551

	TOTAL INVESTMENTS — 99.1%	$42,895,868	53,798,551

	Other Assets and Liabilities (Net) — 0.9%		492,331

	NET ASSETS — 100.0%		$54,290,882

†	Non-income producing security.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments — March 31, 2022 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 63.5%
	Aerospace — 1.5%
3,196	L3Harris Technologies Inc.	$644,766	$794,110

	Automotive: Parts and Accessories — 1.2%
887	O’Reilly Automotive Inc.†	413,362	607,559

	Banking — 2.5%
20,987	Bank of America Corp.	787,911	865,084
5,256	Western Alliance BanCorp.	492,685	435,302
		1,280,596	1,300,386
	Business Services — 1.2%
2,703	Visa Inc., Cl. A	556,349	599,444

	Computer Software and Services — 8.6%
1,507	Accenture plc, Cl. A	347,168	508,206
226	Alphabet Inc., Cl. A†	392,166	628,585
2,059	CACI International Inc., Cl. A†	613,175	620,294
3,248	Cadence Design Systems Inc.†	377,980	534,166
10,924	Cisco Systems Inc.	561,054	609,122
2,118	Meta Platforms Inc., Cl. A†	577,296	470,959
3,419	Microsoft Corp.	319,729	1,054,112
		3,188,568	4,425,444
	Consumer Services — 1.8%
283	Amazon.com Inc.†	947,233	922,566

	Diversified Industrial — 3.3%
5,318	Eaton Corp. plc	697,065	807,060
1,582	Honeywell International Inc.	274,062	307,825
14,907	Huntsman Corp.	471,842	559,162
		1,442,969	1,674,047

	Electronics — 2.3%
8,368	Microchip Technology Inc.	633,396	628,772
1,086	Monolithic Power Systems Inc.	341,750	527,448
		975,146	1,156,220
	Energy and Energy Services — 1.4%
2,621	EOG Resources Inc.	177,009	312,502
4,213	Valero Energy Corp.	340,836	427,788
		517,845	740,290
	Energy: Integrated — 1.3%
2,535	DTE Energy Co.	260,529	335,152
3,657	NextEra Energy Inc.	115,333	309,785
		375,862	644,937
	Energy: Oil — 1.6%
2,972	Chevron Corp.	273,359	483,931
3,117	ConocoPhillips	194,381	311,700
		467,740	795,631
	Equipment and Supplies — 2.6%
7,004	Amphenol Corp., Cl. A	395,926	527,752
1,611	The Middleby Corp.†	283,295	264,107
37,169	Vertiv Holdings Co	808,795	520,366
		1,488,016	1,312,225
	Financial Services — 9.4%
5,820	American International Group Inc.	142,192	365,322
2,191	Berkshire Hathaway Inc., Cl. B†	539,894	773,226
4,565	Blackstone Inc.	637,803	579,481

			Market
Shares		Cost	Value

4,703	Intercontinental Exchange Inc.	$563,422	$621,360
6,733	The Charles Schwab Corp.	375,344	567,659
2,351	The Goldman Sachs Group Inc.	749,560	776,065
2,923	The PNC Financial Services Group Inc.	560,279	539,147
5,304	The Progressive Corp.	538,938	604,603
		4,107,432	4,826,863
	Food and Beverage — 1.8%
6,256	McCormick & Co. Inc., Non- Voting	621,287	624,349
1,922	PepsiCo Inc.	200,814	321,704
		822,101	946,053
	Health Care — 9.9%
2,906	Becton, Dickinson and Co.	602,231	772,996
8,263	Gilead Sciences Inc.	602,622	491,235
5,646	Johnson & Johnson	917,318	1,000,640
3,030	McKesson Corp.	589,402	927,574
6,546	Medtronic plc	563,598	726,279
2,242	UnitedHealth Group Inc.	524,791	1,143,353
		3,799,962	5,062,077
	Real Estate — 1.8%
3,022	Alexandria Real Estate Equities Inc., REIT	614,218	608,178
1,940	Prologis Inc., REIT	168,890	313,271
		783,108	921,449
	Retail — 5.6%
9,230	CVS Health Corp.	578,899	934,168
2,645	Dollar General Corp.	572,405	588,857
1,507	The Home Depot Inc.	233,006	451,090
6,059	Walmart Inc.	823,359	902,306
		2,207,669	2,876,421
	Semiconductors — 2.5%
1,838	NVIDIA Corp.	257,569	501,516
6,791	Teradyne Inc.	1,015,634	802,900
		1,273,203	1,304,416
	Telecommunications — 1.5%
6,082	T-Mobile US Inc.†	706,410	780,625

	Transportation — 1.7%
3,137	Union Pacific Corp.	339,622	857,060

	TOTAL COMMON STOCKS	26,337,959	32,547,823

	MANDATORY CONVERTIBLE SECURITIES(a) — 1.1%
	Health Care — 1.1%
5,090	Boston Scientific Corp., Ser. A,
	5.500%, 06/01/23	570,285	592,679

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Principal Amount		Cost	Market Value

	CORPORATE BONDS — 23.0%
	Aerospace — 0.5%
$255,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
	4.450%, 10/01/25	$272,831	$256,220

	Banking — 2.6%
750,000	Fifth Third Bancorp,
	2.375%, 01/28/25	749,884	734,447
600,000	The Goldman Sachs Group Inc., MTN,
	3.850%, 07/08/24	600,095	611,714
		1,349,979	1,346,161

	Diversified Industrial — 1.4%
510,000	Cabot Corp.,
	4.000%, 07/01/29	508,850	513,569
191,000	Jabil Inc.,
	1.700%, 04/15/26	191,319	177,355
		700,169	690,924

	Energy and Energy Services — 1.0%
235,000	Energy Transfer LP,
	6.250%, 04/15/49	274,785	270,575
260,000	Plains All American Pipeline LP / PAA Finance Corp.,
	3.800%, 09/15/30	272,892	255,480
		547,677	526,055

	Energy: Oil — 1.3%
55,000	Diamondback Energy Inc.,
	3.125%, 03/24/31	54,829	52,628
275,000	MPLX LP,
	2.650%, 08/15/30	273,994	252,337
395,000	Petroleos Mexicanos,
	6.700%, 02/16/32	397,500	375,661
		726,323	680,626

	Financial Services — 5.4%
138,000	American Honda Finance Corp., MTN,
	1.000%, 09/10/25	137,995	128,814
500,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.21%),
	2.572%, 10/20/32(b)	484,868	455,185
500,000	Bank of Montreal, MTN,
	2.650%, 03/08/27	488,796	484,624
140,000	Berkshire Hathaway Finance Corp.,
	2.850%, 10/15/50	139,891	121,713
600,000	Capital One Financial Corp.,
	3.750%, 04/24/24	602,697	609,483
500,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.28%),
	3.070%, 02/24/28(b)	492,852	488,644
405,000	Owl Rock Capital Corp.,
	3.400%, 07/15/26	404,651	381,113
118,000	Schlumberger Finance Canada Ltd.,
	1.400%, 09/17/25	118,201	112,281
		2,869,951	2,781,857

Principal Amount		Cost	Market Value

	Food and Beverage — 0.7%
$380,000	The J.M. Smucker Co.,
	3.550%, 03/15/50	$387,103	$344,581

	Health Care — 2.6%
600,000	Aetna Inc.,
	3.500%, 11/15/24	600,315	607,488
750,000	Amgen Inc.,
	2.200%, 02/21/27	756,966	724,449
		1,357,281	1,331,937

	Hotels and Gaming — 0.5%
235,000	Marriott International Inc.,
	4.625%, 06/15/30	269,251	243,889

	Real Estate — 1.6%
400,000	Boston Properties LP,
	2.450%, 10/01/33	368,239	347,612
150,000	Brixmor Operating Partnership LP,
	2.250%, 04/01/28	149,815	137,518
265,000	Realty Income Corp.,
	2.850%, 12/15/32	277,398	250,185
113,000	Vornado Realty LP,
	3.400%, 06/01/31	113,178	106,492
		908,630	841,807

	Retail — 2.2%
151,000	7-Eleven Inc.,
	0.950%, 02/10/26	150,721	137,604
200,000	AutoZone Inc.,
	1.650%, 01/15/31	198,054	170,803
800,000	CVS Health Corp.,
	3.250%, 08/15/29	810,027	790,866
		1,158,802	1,099,273

	Semiconductors — 0.5%
235,000	Broadcom Inc.,
	4.150%, 11/15/30	268,211	238,575

	Telecommunications — 0.9%
270,000	Charter Communications Operating LLC / Charter Communications Operating Capital Corp.,
	3.700%, 04/01/51	277,661	223,166
245,000	Rogers Communications Inc.,
	4.550%, 03/15/52	240,311	245,468
		517,972	468,634

	Transportation — 1.8%
875,000	AP Moller - Maersk A/S,
	4.500%, 06/20/29	870,900	925,687

	TOTAL CORPORATE BONDS	12,205,080	11,776,226

	CONVERTIBLE CORPORATE BONDS — 1.2%
	Computer Software and Services — 0.6%
350,000	Splunk Inc.,
	1.125%, 06/15/27	376,693	336,000

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Principal Amount		Cost	Market Value

	CONVERTIBLE CORPORATE BONDS (Continued)
	Health Care — 0.6%
$325,000	Exact Sciences Corp.,
	0.375%, 03/15/27	$376,554	$308,141

	TOTAL CONVERTIBLE CORPORATE BONDS	753,247	644,141

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.5%
	Federal National Mortgage Association — 1.5%
750,000	2.625%, 09/06/24	759,207	755,023

	U.S. GOVERNMENT OBLIGATIONS — 9.0%
	U.S. Treasury Bonds — 3.9%
450,000	2.500%, 02/15/45	408,429	439,787
700,000	2.500%, 05/15/46	700,229	687,723
350,000	2.250%, 08/15/46	369,117	328,289
550,000	1.875%, 02/15/51	502,341	481,132
		1,980,116	1,936,931
	U.S. Treasury Notes — 5.1%
850,000	0.875%, 01/31/24	845,134	829,049
900,000	0.750%, 05/31/26	898,147	838,230
125,000	1.250%, 12/31/26	123,404	118,286
330,000	2.250%, 11/15/27	318,014	326,648
545,000	2.625%, 02/15/29	555,839	552,292
		2,740,538	2,664,505
	TOTAL U.S. GOVERNMENT OBLIGATIONS	4,720,654	4,601,436

Shares
	SHORT TERM INVESTMENT — 0.5%
	Other Investment Companies — 0.5%
243,733	Dreyfus Treasury Securities Cash Management,
	0.120%*	243,733	243,733

	TOTAL INVESTMENTS — 99.8%	$45,590,165	51,161,061

	Other Assets and Liabilities (Net) — 0.2%		78,875

	NET ASSETS — 100.0%		$51,239,936

†	Non-income producing security.

(a)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2022.

*	1 day yield as of March 31, 2022.

MTN	Medium Term Note
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities

March 31, 2022 (Unaudited)

			Convertible
	Mighty	SmallCap	Securities
	Mites Fund	Equity Fund	Fund
Assets:
Investments, at value (Cost $324,074,402, $37,093,204, and 54,395,864, respectively)	$598,342,416	$59,424,301	$62,263,431
Investments in affiliates, at value (Cost $12,285,432)	22,786,400	—	—
Cash	27,187	11,135	—
Foreign currency, at value (Cost $2,048)	2,040	—	—
Receivable for Fund shares sold	579,369	150,460	142,943
Receivable for investments sold	634,336	—	—
Receivable from Adviser	—	16,313	24,660
Dividends and interest receivable	685,864	28,061	177,063
Prepaid expenses	46,557	28,690	23,450
Total Assets	623,104,169	59,658,960	62,631,547

Liabilities:
Payable to bank	—	—	82,763
Payable for investments purchased	264,829	—	—
Payable for Fund shares redeemed	357,769	307,293	3,057,773
Payable for investment advisory fees	513,842	50,069	52,038
Payable for distribution fees	75,875	5,304	5,993
Payable for accounting fees	3,750	3,750	3,750
Payable for legal and audit fees	34,358	21,777	18,464
Payable for shareholder communications expenses	126,967	16,981	23,620
Payable for shareholder services fees	76,303	4,770	7,838
Other accrued expenses	33,654	3,674	4,543
Total Liabilities	1,487,347	413,618	3,256,782
Net Assets	$621,616,822	$59,245,342	$59,374,765
Net Assets Consist of:
Paid-in capital	$302,125,911	$36,034,739	$47,466,250
Total distributable earnings	319,490,911	23,210,603	11,908,515
Net Assets	$621,616,822	$59,245,342	$59,374,765
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$110,910,601	$9,519,202	$5,273,309
Shares of beneficial interest outstanding	4,360,485	367,973	344,200
Net Asset Value, offering, and redemption price per share	$25.44	$25.87	$15.32
Class A:
Net assets	$93,631,600	$6,511,825	$4,648,947
Shares of beneficial interest outstanding	3,917,468	268,419	291,955
Net Asset Value and redemption price per share	$23.90	$24.26	$15.92
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$24.90	$25.27	$16.58
Class C:
Net assets	$37,971,590	$2,344,566	$4,706,569
Shares of beneficial interest outstanding	1,968,144	119,100	274,750
Net Asset Value and offering price per share (a)	$19.29	$19.69	$17.13
Class I:
Net assets	$379,103,031	$40,869,749	$44,745,940
Shares of beneficial interest outstanding	14,309,366	1,509,580	2,909,847
Net Asset Value, offering, and redemption price per share	$26.49	$27.07	$15.38

(a) Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities (Continued)

March 31, 2022 (Unaudited)

	Equity	Balanced
	Fund	Fund
Assets:
Investments, at value (Cost $42,895,868 and $45,590,165, respectively)	$53,798,551	$51,161,061
Receivable for Fund shares sold	1,647	725
Receivable for investments sold	641,524	—
Dividends and interest receivable	34,832	147,083
Prepaid expenses	27,924	29,056
Total Assets	54,504,478	51,337,925

Liabilities:
Payable to bank	106,334	281
Payable for Fund shares redeemed	—	2,232
Payable for investment advisory fees	45,874	32,252
Payable for distribution fees	10,819	10,552
Payable for accounting fees	3,750	3,750
Payable for legal and audit fees	17,826	17,846
Payable for shareholder communications expenses	18,010	19,714
Payable for shareholder services fees	6,485	6,296
Other accrued expenses	4,498	5,066
Total Liabilities	213,596	97,989
Net Assets	$54,290,882	$51,239,936
Net Assets Consist of:
Paid-in capital	$41,166,706	$43,527,384
Total distributable earnings	13,124,176	7,712,552
Net Assets	$54,290,882	$51,239,936
Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$50,112,022	$38,402,416
Shares of beneficial interest outstanding	4,122,166	3,523,252
Net Asset Value, offering, and redemption price per share	$12.16	$10.90
Class A:
Net assets	$951,613	$7,758,455
Shares of beneficial interest outstanding	78,330	705,579
Net Asset Value and redemption price per share	$12.15	$11.00
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$12.66	$11.46
Class C:
Net assets	$30,727	$1,037,422
Shares of beneficial interest outstanding	2,810	92,894
Net Asset Value and offering price per share (a)	$10.93	$11.17
Class I:
Net assets	$3,196,520	$4,041,643
Shares of beneficial interest outstanding	264,467	371,553
Net Asset Value, offering, and redemption price per share	$12.09	$10.88

(a) Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations

For the Six Months Ended March 31, 2022 (Unaudited)

			Convertible
	Mighty	SmallCap	Securities
	Mites Fund	Equity Fund	Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $20,035, $0, and $0, respectively)	$7,145,925	$352,607	$208,577
Dividends - affiliated	294,753	—	—
Interest	2,262	1,057	174,394
Total Investment Income	7,442,940	353,664	382,971
Expenses:
Investment advisory fees	3,322,630	281,838	342,132
Distribution fees - Class AAA	154,156	11,950	7,505
Distribution fees - Class A	123,079	7,710	6,288
Distribution fees - Class C	217,657	11,627	26,319
Accounting fees	22,500	22,500	22,500
Custodian fees	53,511	6,466	8,319
Legal and audit fees	34,434	17,065	13,728
Registration expenses	32,031	26,202	29,592
Shareholder communications expenses	81,796	11,194	15,521
Shareholder services fees	261,054	9,197	18,419
Trustees’ fees	53,921	4,043	6,094
Miscellaneous expenses	19,456	6,288	7,447
Total Expenses	4,376,225	416,080	503,864
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	(102,080)	(155,361)
Custodian fee credits	(27)	(2)	(1)
Advisory fee reduction on unsupervised assets (See Note 3)	(77,450)	—	—
Expenses paid indirectly by broker (See Note 6)	(2,013)	(873)	(472)
Total Reimbursements, Waivers, Reductions, and Credits	(79,490)	(102,955)	(155,834)
Net Expenses	4,296,735	313,125	348,030
Net Investment Income	3,146,205	40,539	34,941
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	37,269,323	1,025,780	4,763,276
Net realized gain on investments - affiliated	380	—	—
Net realized loss on foreign currency transactions	(2,122)	—	—
Net realized gain on investments and foreign currency transactions	37,267,581	1,025,780	4,763,276
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	(56,670,235)	2,374,345	(10,131,600)
on investments - affiliated	465,276	—	—
on foreign currency translations	(847)	—	—
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(56,205,806)	2,374,345	(10,131,600)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(18,938,225)	3,400,125	(5,368,324)
Net Increase/Decrease in Net Assets Resulting from Operations	$(15,792,020)	$3,440,664	$(5,333,383)

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations (Continued)

For the Six Months Ended March 31, 2022 (Unaudited)

	Equity	Balanced
	Fund	Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $421, and $231, respectively)	$477,967	$277,568
Interest	76	214,665
Total Investment Income	478,043	492,233
Expenses:
Investment advisory fees	274,749	198,164
Distribution fees - Class AAA	63,507	49,144
Distribution fees - Class A	1,200	10,299
Distribution fees - Class C	167	5,761
Accounting fees	22,500	22,500
Custodian fees	6,997	8,136
Legal and audit fees	13,465	13,477
Registration expenses	27,706	27,710
Shareholder communications expenses	12,101	12,548
Shareholder services fees	14,638	16,723
Trustees’ fees	4,369	4,373
Miscellaneous expenses	6,560	6,557
Total Expenses	447,959	375,392
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	—
Advisory fee reduction on unsupervised assets (See Note 3)	—	—
Expenses paid indirectly by broker (See Note 6)	(888)	(891)
Total Reimbursements, Waivers, Reductions, and Credits	(888)	(891)
Net Expenses	447,071	374,501
Net Investment Income	30,972	117,732
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	2,202,065	2,251,148
Net realized gain on investments - affiliated	—	—
Net realized gain on foreign currency transactions	—	—
Net realized gain on investments and foreign currency transactions	2,202,065	2,251,148
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	1,983,038	(1,187,796)
on investments - affiliated	—	—
on foreign currency translations	—	—
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	1,983,038	(1,187,796)
Net Realized and Unrealized Gain on Investments and Foreign Currency	4,185,103	1,063,352
Net Increase in Net Assets Resulting from Operations	$4,216,075	$1,181,084

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets

	Mighty Mites Fund
	For the Six
	Months
	Ended	For the
	March 31,	Year Ended
	2022	September 30,
	(Unaudited)	2021

Operations:
Net investment income	$3,146,205	$3,814,420
Net realized gain on investments and foreign currency transactions	37,267,581	101,051,467
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(56,205,806)	146,086,310
Net Increase/(Decrease) in Net Assets Resulting from Operations	(15,792,020)	250,952,197
Distributions to Shareholders:
Accumulated earnings
Class AAA	(17,928,539)	(10,683,732)
Class A	(14,451,631)	(7,469,859)
Class C	(8,098,122)	(5,804,836)
Class I	(55,813,204)	(32,433,056)
Total Distributions to Shareholders	(96,291,496)	(56,391,483)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	1,335,040	5,794,806
Class A	11,374,296	17,932,535
Class C	1,100,441	2,904,009
Class I	41,650,005	60,244,187
	55,459,782	86,875,537
Proceeds from reinvestment of distributions
Class AAA	17,443,390	10,374,998
Class A	12,321,803	6,360,400
Class C	7,915,476	5,657,197
Class I	42,778,029	24,488,342
	80,458,698	46,880,937
Cost of shares redeemed
Class AAA	(16,723,918)	(26,608,043)
Class A	(11,815,371)	(18,910,418)
Class C	(9,848,272)	(22,284,435)
Class I	(55,432,781)	(115,966,884)
	(93,820,342)	(183,769,780)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	42,098,138	(50,013,306)
Redemption Fees	81	50
Net Increase/(Decrease) in Net Assets	(69,985,297)	144,547,458
Net Assets:
Beginning of year	691,602,119	547,054,661
End of period	$621,616,822	$691,602,119

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Continued)

SmallCap Equity Fund		Convertible Securities Fund		Equity Fund		Balanced Fund

For the Six		For the Six		For the Six		For the Six
Months	For the	Months	For the	Months	For the	Months	For the
Ended March 31,	Year Ended	Ended March 31,	Year Ended	Ended March 31,	Year Ended	Ended March 31,	Year Ended
2022	September 30,	2022	September 30,	2022	September 30,	2022	September 30,
(Unaudited)	2021	(Unaudited)	2021	(Unaudited)	2021	(Unaudited)	2021

$40,539	$136,411	$34,941	$307,573	$30,972	$3,795	$117,732	$114,422
1,025,780	3,928,010	4,763,276	6,714,145	2,202,065	8,683,901	2,251,148	6,710,700
2,374,345	17,372,154	(10,131,600)	7,949,190	1,983,038	3,641,511	(1,187,796)	1,536,829
3,440,664	21,436,575	(5,333,383)	14,970,908	4,216,075	12,329,207	1,181,084	8,361,951

(554,225)	(750)	(603,966)	(232,965)	(8,020,289)	(2,094,143)	(4,760,525)	(1,812,147)
(347,566)	—	(472,147)	(175,139)	(156,056)	(44,214)	(1,005,527)	(373,653)
(165,125)	—	(454,476)	(121,353)	(6,584)	(1,252)	(140,372)	(56,191)
(2,017,134)	(59,483)	(5,128,527)	(1,800,662)	(501,477)	(137,755)	(498,223)	(197,563)
(3,084,050)	(60,233)	(6,659,116)	(2,330,119)	(8,684,406)	(2,277,364)	(6,404,647)	(2,439,554)

786,167	1,714,520	31,380	1,945,520	291,047	249,813	661,676	884,878
773,651	658,030	93,764	817,677	30,663	154,374	190,065	657,352
199,563	436,338	160,054	592,407	—	547,726	—	1,483,389
9,450,895	14,704,128	5,689,102	18,132,901	52,709	275,942	1,133,937	273,243
11,210,276	17,513,016	5,974,300	21,488,505	374,419	1,227,855	1,985,678	3,298,862

541,864	749	596,708	230,588	7,709,509	2,026,765	4,632,295	1,766,100
347,178	—	469,558	173,891	150,622	43,105	991,842	369,227
165,125	—	447,328	120,432	6,584	1,252	127,875	51,954
2,009,733	59,113	5,126,366	1,797,959	491,374	135,300	498,223	197,563
3,063,900	59,862	6,639,960	2,322,870	8,358,089	2,206,422	6,250,235	2,384,844

(1,715,591)	(1,987,200)	(979,584)	(4,043,161)	(3,236,414)	(6,192,501)	(3,188,735)	(5,591,490)
(161,068)	(381,946)	(467,295)	(2,768,497)	(78,857)	(480,393)	(1,056,543)	(1,477,607)
(317,014)	(728,852)	(571,753)	(2,286,385)	(9,175)	(561,082)	(183,853)	(1,687,746)
(4,548,868)	(12,844,328)	(12,845,839)	(26,243,620)	(90,367)	(562,448)	(844,920)	(1,387,382)
(6,742,541)	(15,942,326)	(14,864,471)	(35,341,663)	(3,414,813)	(7,796,424)	(5,274,051)	(10,144,225)
7,531,635	1,630,552	(2,250,211)	(11,530,288)	5,317,695	(4,362,147)	2,961,862	(4,460,519)
—	—	—	45	—	—	—	—
7,888,249	23,006,894	(14,242,710)	1,110,546	849,364	5,689,696	(2,261,701)	1,461,878

51,357,093	28,350,199	73,617,475	72,506,929	53,441,518	47,751,822	53,501,637	52,039,759
$59,245,342	$51,357,093	$59,374,765	$73,617,475	$54,290,882	$53,441,518	$51,239,936	$53,501,637

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss) (a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(d)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions(e)		Portfolio Turnover Rate
Mighty Mites Fund
Class AAA
2022(f)	$30.25	$0.12	$(0.68)	$(0.56)	$(0.07)	$(4.18)	$(4.25)	$0.00	$25.44	(2.65)%	$110,911	0.85	%(g)	1.39	%(g)	1.42	%(g)	2%
2021	22.42	0.13	10.11	10.24	—	(2.41)	(2.41)	0.00	30.25	48.78	129,754	0.47		1.40		1.42		6
2020	25.58	(0.07)	(2.01)	(2.08)	—	(1.08)	(1.08)	0.00	22.42	(8.68)	103,109	(0.31)		1.43		1.44		2
2019	28.86	(0.03)	(2.28)	(2.31)	—	(0.97)	(0.97)	0.00	25.58	(8.00)	156,267	(0.11)		1.41		1.41		8
2018	29.42	(0.07)	1.32	1.25	—	(1.81)	(1.81)	0.00	28.86	4.38	226,938	(0.25)		1.40		1.40		9
2017	24.76	(0.12)	5.97	5.85	—	(1.19)	(1.19)	0.00	29.42	24.42	274,161	(0.46)		1.41		1.42		8
Class A
2022(f)	$28.68	$0.11	$(0.64)	$(0.53)	$(0.07)	$(4.18)	$(4.25)	$0.00	$23.90	(2.67)%	$93,632	0.84	%(g)	1.39	%(g)	1.42	%(g)	2%
2021	21.37	0.12	9.60	9.72	—	(2.41)	(2.41)	0.00	28.68	48.74	98,771	0.44		1.41		1.43		6
2020	24.49	(0.12)	(1.92)	(2.04)	—	(1.08)	(1.08)	0.00	21.37	(8.91)	68,250	(0.55)		1.68		1.69		2
2019	27.75	(0.09)	(2.20)	(2.29)	—	(0.97)	(0.97)	0.00	24.49	(8.26)	75,977	(0.35)		1.66		1.66		8
2018	28.42	(0.14)	1.28	1.14	—	(1.81)	(1.81)	0.00	27.75	4.13	111,572	(0.50)		1.65		1.65		9
2017	24.01	(0.18)	5.78	5.60	—	(1.19)	(1.19)	0.00	28.42	24.13	169,017	(0.72)		1.66		1.67		8
Class C
2022(f)	$23.95	$0.01	$(0.49)	$(0.48)	$—	$(4.18)	$(4.18)	$0.00	$19.29	(3.02)%	$37,971	0.09	%(g)	2.14	%(g)	2.17	%(g)	2%
2021	18.31	(0.06)	8.11	8.05	—	(2.41)	(2.41)	0.00	23.95	47.66	48,054	(0.27)		2.15		2.17		6
2020	21.24	(0.20)	(1.65)	(1.85)	—	(1.08)	(1.08)	0.00	18.31	(9.40)	47,509	(1.06)		2.18		2.19		2
2019	24.32	(0.18)	(1.93)	(2.11)	—	(0.97)	(0.97)	0.00	21.24	(8.70)	108,356	(0.85)		2.16		2.16		8
2018	25.24	(0.24)	1.13	0.89	—	(1.81)	(1.81)	0.00	24.32	3.63	166,600	(1.00)		2.15		2.15		9
2017	21.55	(0.27)	5.15	4.88	—	(1.19)	(1.19)	0.00	25.24	23.52	180,282	(1.21)		2.16		2.17		8
Class I
2022(f)	$31.38	$0.16	$(0.72)	$(0.56)	$(0.15)	$(4.18)	$(4.33)	$0.00	$26.49	(2.56)%	$379,103	1.10	%(g)	1.14	%(g)	1.17	%(g)	2%
2021	23.13	0.21	10.45	10.66	—	(2.41)	(2.41)	0.00	31.38	49.13	415,023	0.72		1.15		1.17		6
2020	26.29	(0.01)	(2.07)	(2.08)	—	(1.08)	(1.08)	0.00	23.13	(8.43)	328,187	(0.05)		1.18		1.19		2
2019	29.57	0.04	(2.35)	(2.31)	—	(0.97)	(0.97)	0.00	26.29	(7.80)	625,116	0.15		1.16		1.16		8
2018	30.02	0.00 (c)	1.36	1.36	—	(1.81)	(1.81)	0.00	29.57	4.67	930,953	0.00	(h)	1.15		1.15		9
2017	25.18	(0.06)	6.09	6.03	—	(1.19)	(1.19)	0.00	30.02	24.74	728,641	(0.22)		1.16		1.17		8

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(e)	Before advisory fee reduction on unsupervised assets totalling 0.02%, 0.02%, 0.01%, and 0.01% of net assets for the six months ended March 31, 2022 and the years ended September 30, 2021, 2020 and 2017. For the years ended September 30, 2019 and 2018, there was no impact on the expense ratios.
(f)	For the six months ended March 31, 2022, unaudited.
(g)	Annualized.
(h)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders									Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2022(d)	$25.74	$0.00 (b)	$1.58	$1.58	$(0.01)		$(1.44)	$(1.45)		$—	$25.87	6.29%	$9,519	0.00	%(e)(f)	1.25	%(e)	1.62	%(e)	3%
2021	15.40	0.04	10.30	10.34	(0.00	)(b)	—	(0.00	)(b)	—	25.74	67.16	9,838	0.15		1.25		1.64		21
2020	17.97	0.04	(1.72)	(1.68)	(0.07)		(0.82)	(0.89)		0.00	15.40	(10.08)	6,146	0.26		1.25		1.70		18
2019	21.49	0.06	(1.28)	(1.22)	—		(2.30)	(2.30)		0.00	17.97	(5.56)	7,758	0.33		1.25		1.64		35
2018	21.37	(0.02)	2.00	1.98	—		(1.86)	(1.86)		—	21.49	9.68	9,286	(0.08)		1.25		1.72		32
2017	19.03	(0.04)	4.17	4.13	—		(1.79)	(1.79)		0.00	21.37	23.10	9,295	(0.22)		1.36		1.74		38
Class A
2022(d)	$24.23	$0.00 (b)	$1.49	$1.49	$(0.02)		$(1.44)	$(1.46)		$—	$24.26	6.30%	$6,512	0.01	%(e)	1.25	%(e)	1.62	%(e)	3%
2021	14.50	0.03	9.70	9.73	—		—	—		—	24.23	67.10	5,539	0.14		1.27		1.65		21
2020	16.98	0.00 (b)	(1.63)	(1.63)	(0.03)		(0.82)	(0.85)		0.00	14.50	(10.34)	3,172	0.02		1.50		1.95		18
2019	20.48	0.01	(1.21)	(1.20)	—		(2.30)	(2.30)		0.00	16.98	(5.75)	4,440	0.08		1.50		1.89		35
2018	20.50	(0.07)	1.91	1.84	—		(1.86)	(1.86)		—	20.48	9.38	5,024	(0.33)		1.50		1.97		32
2017	18.37	(0.09)	4.01	3.92	—		(1.79)	(1.79)		0.00	20.50	22.77	3,580	(0.47)		1.60		1.99		38
Class C
2022(d)	$19.98	$(0.07)	$1.22	$1.15	$—		$(1.44)	$(1.44)		$—	$19.69	5.92%	$2,344	(0.74	)%(e)	2.00	%(e)	2.37	%(e)	3%
2021	12.04	(0.11)	8.05	7.94	—		—	—		—	19.98	65.95	2,336	(0.60)		2.00		2.39		21
2020	14.28	(0.06)	(1.36)	(1.42)	—		(0.82)	(0.82)		0.00	12.04	(10.82)	1,597	(0.46)		2.00		2.45		18
2019	17.69	(0.06)	(1.05)	(1.11)	—		(2.30)	(2.30)		0.00	14.28	(6.21)	3,164	(0.41)		2.00		2.39		35
2018	18.04	(0.15)	1.66	1.51	—		(1.86)	(1.86)		—	17.69	8.79	2,895	(0.83)		2.00		2.47		32
2017	16.43	(0.16)	3.56	3.40	—		(1.79)	(1.79)		0.00	18.04	22.24	2,247	(0.97)		2.11		2.49		38
Class I
2022(d)	$26.90	$0.03	$1.66	$1.69	$(0.08)		$(1.44)	$(1.52)		$—	$27.07	6.42%	$40,870	0.26	%(e)	1.00	%(e)	1.37	%(e)	3%
2021	16.09	0.10	10.75	10.85	(0.04)		—	(0.04)		—	26.90	67.55	33,644	0.40		1.00		1.39		21
2020	18.74	0.09	(1.80)	(1.71)	(0.12)		(0.82)	(0.94)		0.00	16.09	(9.87)	17,435	0.52		1.00		1.45		18
2019	22.27	0.11	(1.32)	(1.21)	(0.02)		(2.30)	(2.32)		0.00	18.74	(5.27)	23,307	0.60		1.00		1.39		35
2018	22.04	0.04	2.05	2.09	—		(1.86)	(1.86)		—	22.27	9.90	21,688	0.17		1.00		1.47		32
2017	19.53	0.01	4.29	4.30	—		(1.79)	(1.79)		0.00	22.04	23.40	17,501	0.03		1.09		1.49		38

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(d)	For the six months ended March 31, 2022, unaudited.
(e)	Annualized.
(f)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders							Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions		Operating Expenses Before Waivers/ Credits/ Reimbursements/ Reductions		Portfolio Turnover Rate
Convertible Securities Fund
Class AAA
2022(c)	$18.26	$(0.00	)(b)	$(1.27)	$(1.27)	$(0.06)	$(1.61)	$(1.67)	$—	$15.32	(7.61)%	$5,273	(0.03	)%(d)	1.15	%(d)(e)	1.60	%(d)	24%
2021	15.59	0.05		3.11	3.16	(0.16)	(0.33)	(0.49)	0.00	18.26	20.48	6,701	0.27		1.15	(e)	1.56		34
2020	13.86	0.16		1.98	2.14	(0.25)	(0.16)	(0.41)	0.00	15.59	15.80	7,392	1.12		1.15	(e)	1.62		62
2019	13.98	0.13		0.51	0.64	(0.23)	(0.53)	(0.76)	—	13.86	5.08	5,168	1.00		1.15	(e)	1.66		28
2018	12.41	0.04		1.73	1.77	(0.20)	—	(0.20)	—	13.98	14.38	4,523	0.34		1.15	(e)	2.03		35
2017	11.59	0.07		1.49	1.56	(0.21)	(0.53)	(0.74)	—	12.41	14.14	4,138	0.57		1.15		2.47		40
Class A
2022(c)	$18.91	$(0.00	)(b)	$(1.32)	$(1.32)	$(0.06)	$(1.61)	$(1.67)	$—	$15.92	(7.62)%	$4,649	(0.03	)%(d)	1.15	%(d)(e)	1.61	%(d)	24%
2021	16.13	0.04		3.22	3.26	(0.15)	(0.33)	(0.48)	0.00	18.91	20.45	5,417	0.24		1.17	(e)	1.58		34
2020	14.33	0.13		2.04	2.17	(0.21)	(0.16)	(0.37)	0.00	16.13	15.47	6,143	0.86		1.40	(e)	1.87		62
2019	14.43	0.10		0.53	0.63	(0.20)	(0.53)	(0.73)	—	14.33	4.81	4,821	0.76		1.40	(e)	1.91		28
2018	12.79	0.01		1.80	1.81	(0.17)	—	(0.17)	—	14.43	14.22	3,711	0.09		1.40	(e)	2.28		35
2017	11.94	0.05		1.52	1.57	(0.19)	(0.53)	(0.72)	—	12.79	13.79	2,670	0.42		1.40		2.72		40
Class C
2022(c)	$20.24	$(0.07)		$(1.41)	$(1.48)	$(0.02)	$(1.61)	$(1.63)	$—	$17.13	(7.92)%	$4,707	(0.78	)%(d)	1.90	%(d)(e)	2.36	%(d)	24%
2021	17.26	(0.10)		3.44	3.34	(0.03)	(0.33)	(0.36)	0.00	20.24	19.54	5,575	(0.49)		1.90	(e)	2.31		34
2020	15.30	0.06		2.19	2.25	(0.13)	(0.16)	(0.29)	0.00	17.26	14.93	6,130	0.37		1.90	(e)	2.37		62
2019	15.36	0.04		0.56	0.60	(0.13)	(0.53)	(0.66)	—	15.30	4.30	4,246	0.26		1.90	(e)	2.41		28
2018	13.62	(0.06)		1.90	1.84	(0.10)	—	(0.10)	—	15.36	13.55	2,960	(0.40)		1.90	(e)	2.78		35
2017	12.69	(0.02)		1.63	1.61	(0.15)	(0.53)	(0.68)	—	13.62	13.26	1,307	(0.19)		1.90		3.22		40
Class I
2022(c)	$18.32	$0.02		$(1.26)	$(1.24)	$(0.09)	$(1.61)	$(1.70)	$—	$15.38	(7.47)%	$44,746	0.22	%(d)	0.90	%(d)(e)	1.36	%(d)	24%
2021	15.64	0.09		3.12	3.21	(0.20)	(0.33)	(0.53)	0.00	18.32	20.79	55,924	0.51		0.90	(e)	1.31		34
2020	13.91	0.20		1.97	2.17	(0.28)	(0.16)	(0.44)	0.00	15.64	16.03	52,842	1.36		0.90	(e)	1.37		62
2019	14.03	0.18		0.49	0.67	(0.26)	(0.53)	(0.79)	—	13.91	5.33	36,402	1.32		0.90	(e)	1.41		28
2018	12.44	0.08		1.75	1.83	(0.24)	—	(0.24)	—	14.03	14.79	18,097	0.56		0.90	(e)	1.78		35
2017	11.61	0.12		1.48	1.60	(0.24)	(0.53)	(0.77)	—	12.44	14.50	6,636	1.00		0.90		2.22		40

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended March 31, 2022, unaudited.
(d)	Annualized.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended March 31, 2022 and years ended September 30, 2021, 2020, 2019, and 2018, these credits had no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(b)		Portfolio Turnover Rate
Equity Fund
Class AAA
2022(c)	$13.37	$0.01		$0.98	$0.99	$(0.00	)(d)	$(2.20)	$(2.20)	$12.16	7.94%	$50,112	0.10	%(e)	1.64	%(e)	21%
2021	11.02	0.00	(d)	2.89	2.89	(0.06)		(0.48)	(0.54)	13.37	26.99	49,468	0.00	(f)	1.64		66
2020	12.66	0.08		(0.53)	(0.45)	(0.11)		(1.08)	(1.19)	11.02	(4.32)	44,109	0.70		1.63		46
2019	13.94	0.10		0.54	0.64	(0.09)		(1.83)	(1.92)	12.66	5.84	50,849	0.80		1.64		28
2018	13.69	0.08		1.71	1.79	(0.06)		(1.48)	(1.54)	13.94	14.14	54,595	0.59		1.60		33
2017	12.59	0.06		1.91	1.97	(0.07)		(0.80)	(0.87)	13.69	16.61	54,159	0.50		1.62		28
Class A
2022(c)	$13.36	$0.01		$0.98	$0.99	$(0.00	)(d)	$(2.20)	$(2.20)	$12.15	7.94%	$952	0.10	%(e)	1.64	%(e)	21%
2021	10.99	0.00	(d)	2.88	2.88	(0.03)		(0.48)	(0.51)	13.36	26.94	933	(0.03)		1.67		66
2020	12.63	0.05		(0.53)	(0.48)	(0.08)		(1.08)	(1.16)	10.99	(4.57)	1,010	0.45		1.88		46
2019	13.90	0.07		0.54	0.61	(0.05)		(1.83)	(1.88)	12.63	5.59	1,366	0.56		1.89		28
2018	13.64	0.05		1.71	1.76	(0.02)		(1.48)	(1.50)	13.90	13.88	1,435	0.35		1.85		33
2017	12.55	0.04		1.89	1.93	(0.04)		(0.80)	(0.84)	13.64	16.25	2,502	0.28		1.87		28
Class C
2022(c)	$12.27	$(0.04)		$0.90	$0.86	$—		$(2.20)	$(2.20)	$10.93	7.52%	$31	(0.69	)%(e)	2.39	%(e)	21%
2021	10.18	(0.11)		2.68	2.57	—		(0.48)	(0.48)	12.27	25.93	37	(1.00)		2.39		66
2020	11.76	(0.00	)(d)	(0.50)	(0.50)	—		(1.08)	(1.08)	10.18	(5.04)	38	(0.01)		2.38		46
2019	13.09	0.00	(d)	0.50	0.50	—		(1.83)	(1.83)	11.76	4.99	104	0.04		2.39		28
2018	12.97	(0.02)		1.62	1.60	—		(1.48)	(1.48)	13.09	13.32	449	(0.17)		2.35		33
2017	11.99	(0.03)		1.81	1.78	—		(0.80)	(0.80)	12.97	15.72	685	(0.25)		2.37		28
Class I
2022(c)	$13.32	$0.02		$0.99	$1.01	$(0.04)		$(2.20)	$(2.24)	$12.09	8.11%	$3,196	0.35	%(e)	1.39	%(e)	21%
2021	10.98	0.03		2.88	2.91	(0.09)		(0.48)	(0.57)	13.32	27.31	3,004	0.25		1.39		66
2020	12.62	0.11		(0.53)	(0.42)	(0.14)		(1.08)	(1.22)	10.98	(4.09)	2,595	0.96		1.38		46
2019	13.91	0.13		0.53	0.66	(0.12)		(1.83)	(1.95)	12.62	6.08	3,954	1.06		1.39		28
2018	13.66	0.11		1.72	1.83	(0.10)		(1.48)	(1.58)	13.91	14.47	4,870	0.84		1.35		33
2017	12.57	0.10		1.89	1.99	(0.10)		(0.80)	(0.90)	13.66	16.85	4,981	0.75		1.37		28

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(c)	For the six months ended March 31, 2022, unaudited.
(d)	Amount represents less than $0.005 per share.
(e)	Annualized.
(f)	Amount represents less than (0.005)%.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses(b)		Portfolio Turnover Rate
Balanced Fund
Class AAA
2022(c)	$12.11	$0.03	$0.26	$0.29	$(0.03)	$(1.47)	$(1.50)	$10.90	2.13%	$38,402	0.44	%(d)	1.42	%(d)	23%
2021	10.85	0.03	1.75	1.78	(0.02)	(0.50)	(0.52)	12.11	16.93	40,187	0.22		1.41		65
2020	11.71	0.10	(0.11)	(0.01)	(0.10)	(0.75)	(0.85)	10.85	0.17	38,713	0.95		1.42		57
2019	12.39	0.13	0.55	0.68	(0.13)	(1.23)	(1.36)	11.71	6.44	44,638	1.15		1.37		44
2018	12.16	0.12	0.96	1.08	(0.12)	(0.73)	(0.85)	12.39	9.32	45,181	1.00		1.34		27
2017	11.75	0.11	1.04	1.15	(0.11)	(0.63)	(0.74)	12.16	10.34	50,934	0.93		1.33		23
Class A
2022(c)	$12.20	$0.03	$0.26	$0.29	$(0.02)	$(1.47)	$(1.49)	$11.00	2.20%	$7,759	0.44	%(d)	1.42	%(d)	23%
2021	10.93	0.02	1.77	1.79	(0.02)	(0.50)	(0.52)	12.20	16.87	8,454	0.20		1.43		65
2020	11.79	0.08	(0.11)	(0.03)	(0.08)	(0.75)	(0.83)	10.93	(0.43)	7,981	0.70		1.67		57
2019	12.47	0.10	0.55	0.65	(0.10)	(1.23)	(1.33)	11.79	6.13	9,553	0.89		1.62		44
2018	12.23	0.09	0.97	1.06	(0.09)	(0.73)	(0.82)	12.47	9.08	8,719	0.75		1.59		27
2017	11.81	0.08	1.05	1.13	(0.08)	(0.63)	(0.71)	12.23	10.14	8,165	0.68		1.58		23
Class C
2022(c)	$12.39	$(0.02)	$0.27	$0.25	$—	$(1.47)	$(1.47)	$11.17	1.77%	$1,037	(0.31	)%(d)	2.17	%(d)	23%
2021	11.15	(0.07)	1.81	1.74	—	(0.50)	(0.50)	12.39	16.03	1,212	(0.57)		2.16		65
2020	12.01	0.02	(0.11)	(0.09)	(0.02)	(0.75)	(0.77)	11.15	(0.95)	1,215	0.20		2.17		57
2019	12.67	0.05	0.56	0.61	(0.04)	(1.23)	(1.27)	12.01	5.58	2,195	0.40		2.12		44
2018	12.41	0.03	0.99	1.02	(0.03)	(0.73)	(0.76)	12.67	8.54	4,544	0.25		2.09		27
2017	11.97	0.02	1.06	1.08	(0.01)	(0.63)	(0.64)	12.41	9.62	4,585	0.18		2.08		23
Class I
2022(c)	$12.09	$0.04	$0.26	$0.30	$(0.04)	$(1.47)	$(1.51)	$10.88	2.27%	$4,042	0.70	%(d)	1.17	%(d)	23%
2021	10.83	0.05	1.76	1.81	(0.05)	(0.50)	(0.55)	12.09	17.26	3,649	0.47		1.16		65
2020	11.69	0.13	(0.11)	0.02	(0.13)	(0.75)	(0.88)	10.83	0.09	4,131	1.19		1.17		57
2019	12.38	0.16	0.54	0.70	(0.16)	(1.23)	(1.39)	11.69	6.63	3,734	1.40		1.12		44
2018	12.15	0.15	0.97	1.12	(0.16)	(0.73)	(0.89)	12.38	9.61	3,925	1.24		1.09		27
2017	11.73	0.14	1.05	1.19	(0.14)	(0.63)	(0.77)	12.15	10.72	1,989	1.18		1.08		23

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.
(c)	For the six months ended March 31, 2022, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Notes to Financial Statements (Unaudited)

1. Organization. The TETON Westwood Funds (the Trust) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company and currently consists of five active separate investment portfolios: TETON Westwood Mighty Mites Fund (Mighty Mites Fund), TETON Westwood SmallCap Equity Fund (SmallCap Equity Fund), TETON Convertible Securities Fund (Convertible Securities Fund), TETON Westwood Equity Fund (Equity Fund), and TETON Westwood Balanced Fund (Balanced Fund), individually, a “Fund” and collectively, the “Funds.” Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

The investment objectives of each Fund are as follows:

●	Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

●	SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

●	Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.

●	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

●	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

2. Significant Accounting Policies. As an investment company, the Trust follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations, and their ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, LLC (the Adviser). Investments in open-end investment companies are valued at each underlying fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities fair value, in which case these securities will be fair value as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities,

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2022 is as follows:

	Valuation Inputs
			Level 3 Significant
	Level 1	Level 2 Other Significant	Unobservable		Total Market Value
	Quoted Prices	Observable Inputs	Inputs		at 03/31/22
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Automotive: Parts and Accessories	$14,204,548	$8	—		$14,204,556
Aviation: Parts and Services	18,502,928	310,050	—		18,812,978
Business Services	17,330,802	266,500	—		17,597,302
Consumer Products	12,964,784	1	—		12,964,785
Consumer Services	2,126,175	329,600	—		2,455,775
Diversified Industrial	66,976,096	43,875	—		67,019,971
Energy and Utilities: Natural Gas	2,600,365	1,911,546	—		4,511,911
Financial Services	76,781,570	1,985,120	—		78,766,690
Food and Beverage	13,171,287	175,127	—		13,346,414
Health Care	50,673,304	—	$0		50,673,304
Metals and Mining	527,617	17,510	—		545,127
Real Estate	25,842,109	1,705,634	255		27,547,998
Specialty Chemicals	17,208,101	0	—		17,208,101
Other Industries (a)	285,585,152	—	—		285,585,152
Total Common Stocks	604,494,838	6,744,971	255		611,240,064

Preferred Stocks (a)	4,130,335	—	—		4,130,335
Convertible Preferred Stocks (a)	—	25,770	—		25,770
Mandatory Convertible Securities (a)	—	430,208	—		430,208
Rights (a)	50,400	1	3,979		54,380
Warrants (a)	52,096	45,856	—		97,952
U.S. Government Obligations	—	5,150,107	—		5,150,107
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$608,727,669	$12,396,913	$4,234	(b)	$621,128,816

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$56,015,646	—	—		$56,015,646
U.S. Government Obligations	—	$3,408,655	—		3,408,655
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$56,015,646	$3,408,655	—		$59,424,301

CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (c)	—	$52,666,308	—		$52,666,308
Mandatory Convertible Securities (c)	$6,925,897	1,095,150	—		8,021,047
Common Stocks (c)	711,733	—	—		711,733
U.S. Government Obligations	—	864,343	—		864,343
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$7,637,630	$54,625,801	—		$62,263,431

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
			Level 3 Significant
	Level 1	Level 2 Other Significant	Unobservable	Total Market Value
	Quoted Prices	Observable Inputs	Inputs	at 03/31/22
EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$53,798,551	—	—	$53,798,551
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$53,798,551	—	—	$53,798,551

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$32,547,823	—	—	$32,547,823
Mandatory Convertible Securities (c)	592,679	—	—	592,679
Corporate Bonds (c)	—	$11,776,226	—	11,776,226
Convertible Corporate Bonds (c)	—	644,141	—	644,141
U.S. Government Agency Obligations	—	755,023	—	755,023
U.S. Government Obligations	—	4,601,436	—	4,601,436
Short Term Investment	243,733	—	—	243,733
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$33,384,235	$17,776,826	—	$51,161,061

(a) Please refer to the Summary Schedule of Investments for the industry classifications of these portfolio holdings.

(b) The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.

(c) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

During the six months ended March 31, 2022, the Mighty Mites Fund and the Convertible Securities Fund did not have material transfers into or out of level 3.

There were no Level 3 investments held at March 31, 2022 for the SmallCap Equity Fund, Convertible Securities Fund, Equity Fund, and Balanced Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the six months ended March 31, 2022, there were no short sales.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. Securities deemed as liquid are not included in the limitations described above. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Funds held as of March 31, 2022, refer to the Schedules of Investments.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2022, the Mighty Mites Fund’s, Equity Fund’s and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was each less than 1 basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. These amounts, if any, would be included in the Statements of Operations.

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty Mites Fund, SmallCap Equity Fund, and Equity Fund, and quarterly for the Convertible Securities Fund and Balanced Fund. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, utilization of tax equalizations, timing differences, the adjustments for sales on investments in passive foreign investment companies, reversal of prior year real estate investment trust capital gain, redesignation of dividends paid, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

The tax character of distributions paid during the fiscal years ended September 30, 2021 was as follows:

	Mighty Mites		SmallCap	Convertible
	Fund		Equity Fund	Securities Fund	Equity Fund		Balanced Fund
Ordinary income (inclusive of short term capital gains)	$263,315		$60,233	$822,928	$254,580		$135,877
Net long term capital gains	64,413,988		—	1,507,191	2,023,224		2,303,677
Total distributions paid	$64,677,303	*	$60,233	$2,330,119	$2,277,804	*	$2,439,554

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2022:

	Mighty Mites	SmallCap	Convertible
	Fund	Equity Fund	Securities Fund	Equity Fund	Balanced Fund
Aggregate cost of investments	$338,303,913	$37,098,054	$54,395,864	$42,899,442	$45,685,139
Gross unrealized appreciation	$309,876,602	$22,988,367	$10,527,326	$12,346,753	$7,272,734
Gross unrealized depreciation	(27,051,699)	(662,120)	(2,659,759)	(1,447,644)	(1,796,812)
Net unrealized appreciation	$282,824,903	$22,326,247	$7,867,567	$10,899,109	$5,475,922

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the Advisory Agreements) with the Adviser which provide that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, and Equity Fund, and 0.75% for the Balanced Fund, of the value of a Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds’ portfolios, oversees the administration of all aspects of the Funds’ business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Mighty Mites Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended March 31, 2022, the Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $77,450.

The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund and Convertible Securities Fund in the event annual expenses of such Funds exceed certain prescribed limits as described in the paragraph below. Such fee waiver/reimbursement arrangements continue at least until January 31, 2023. For the six months ended March 31, 2022, the Adviser waived fees or reimbursed expenses in the amounts of $102,080 and $155,361 for the SmallCap Equity Fund and Convertible Securities Fund, respectively.

In addition, the SmallCap Equity Fund and the Convertible Securities Fund are obliged to repay the Adviser for a period of two and three fiscal years, respectively, following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of these Funds fall below the following expense limitations based on average net assets for the SmallCap Equity Fund and the Convertible Securities Fund for Class AAA Shares 1.25% and 1.15%, respectively, for Class A Shares 1.25% and 1.15%, respectively, for Class C Shares 2.00% and 1.90%, respectively, and for Class I Shares 1.00% and 0.90%, respectively. As of March 31, 2022, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next three fiscal years are as follows:

	For the year ended	For the year ended	For the six months
	September 30, 2020,	September 30, 2021,	ended March 31, 2022,
	expiring	expiring	expiring
	September 30, 2022	September 30, 2023	September 30, 2024	Total
SmallCap Equity Fund	$154,193	$184,042	$102,080	$440,315

	For the year ended	For the year ended	For the year ended	For the six months
	September 30, 2019,	September 30, 2020,	September 30, 2021,	ended March 31, 2022,
	expiring	expiring	expiring	expiring
	September 30, 2022	September 30, 2023	September 30, 2024	September 30, 2025	Total
Convertible Securities Fund	$183,238	$291,369	$324,715	$155,361	$954,683

Gabelli Funds, LLC is a subadviser to the Adviser for the Mighty Mites Fund and the Convertible Securities Fund. The Adviser pays Gabelli Funds, LLC out of its advisory fees a subadvisory fee, computed daily and payable monthly, based on an annual rate of 0.32% of the average net assets of these two Funds.

In addition, the Adviser has a Subadvisory Agreement with Westwood Management Corp. for the Equity Fund and Balanced Fund. The Adviser pays Westwood Management Corp. out of its advisory fees with respect to these latter two Funds a subadvisory fee, computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for these Funds or (ii) 35% of the net revenues to the Adviser from these Funds.

The Adviser has a sub-administration agreement for each of the Funds with Gabelli Funds, LLC. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the Plan) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2022, other than short term securities, are as follows:

	Purchases	Sales	Purchases
	(excluding U.S.	(excluding U.S.	of U.S.	Sales of U.S.
	Government	Government	Government	Government
	Securities)	Securities)	Securities	Securities
Mighty Mites Fund	$11,318,533	$54,929,862	—	—
SmallCap Equity Fund	3,682,009	1,845,640	—	—
Convertible Securities Fund	16,172,795	19,548,736	—	—
Equity Fund	11,303,531	14,723,144	—	—
Balanced Fund	9,701,292	11,215,223	$2,174,058	$2,880,897

6. Transactions with Affiliates and Other Arrangements. During the six months ended March 31, 2022, the Mighty Mites Fund paid $5,981 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $5,363 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended March 31, 2022, the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, Equity Fund, and Balanced Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,013, $873, $472, $888, and $891, respectively.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2022, the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, Equity Fund, and Balanced Fund accrued $22,500, $22,500, $22,500, $22,500, and $22,500 in connection with the cost of computing these Funds’ NAVs.

7. Significant Shareholder. As of March 31, 2022, 11.61% of the Convertible Securities Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Shares of Beneficial Interest. The Funds offer four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees, if any, retained by the Fund during the six months ended March 31, 2022 and fiscal year ended September 30, 2021 can be found in the Statements of Changes in Net Assets under Redemption Fees.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Mighty Mites Fund		SmallCap Equity Fund		Convertible Securities Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Class AAA
Shares sold	49,892	204,748	30,517	67,928	1,904	110,407
Shares issued upon reinvestment of distributions	647,250	442,242	21,469	38	35,923	13,604
Shares redeemed	(626,501)	(956,412)	(66,259)	(84,927)	(60,657)	(231,146)
Net increase/(decrease) in Class AAA Shares	70,641	(309,422)	(14,273)	(16,961)	(22,830)	(107,135)

Class A
Shares sold	444,300	681,988	31,971	28,084	6,027	45,239
Shares issued upon reinvestment of distributions	486,643	285,861	14,667	—	27,211	9,906
Shares redeemed	(457,742)	(717,310)	(6,820)	(18,280)	(27,738)	(149,530)
Net increase/(decrease) in Class A Shares	473,201	250,539	39,818	9,804	5,500	(94,385)

Class C
Shares sold	52,481	126,510	9,888	24,310	7,984	30,209
Shares issued upon reinvestment of distributions	386,309	302,524	8,578	—	24,050	6,495
Shares redeemed	(476,796)	(1,017,133)	(16,282)	(40,029)	(32,670)	(116,479)
Net increase/(decrease) in Class C Shares	(38,006)	(588,099)	2,184	(15,719)	(636)	(79,775)

Class I
Shares sold	1,499,143	2,080,055	350,210	672,134	351,955	1,022,132
Shares issued upon reinvestment of distributions	1,525,607	1,008,166	76,155	2,873	307,850	105,088
Shares redeemed	(1,942,581)	(4,052,069)	(167,449)	(508,195)	(802,474)	(1,452,440)
Net increase/(decrease) in Class I Shares	1,082,169	(963,848)	258,916	166,812	(142,669)	(325,220)

	Equity Fund		Balanced Fund
	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021	Six Months Ended March 31, 2022 (Unaudited)	Year Ended September 30, 2021
Class AAA
Shares sold	23,824	19,822	59,587	75,851
Shares issued upon reinvestment of distributions	654,458	175,022	417,737	161,071
Shares redeemed	(256,211)	(498,259)	(272,979)	(485,998)
Net increase/(decrease) in Class AAA Shares	422,071	(303,415)	204,345	(249,076)

Class A
Shares sold	2,357	13,124	16,814	56,771
Shares issued upon reinvestment of distributions	12,797	3,726	88,645	33,400
Shares redeemed	(6,629)	(38,922)	(92,650)	(127,607)
Net increase/(decrease) in Class A Shares	8,525	(22,072)	12,809	(37,436)

Class C
Shares sold	—	50,190	—	129,488
Shares issued upon reinvestment of distributions	620	117	11,236	4,618
Shares redeemed	(867)	(51,023)	(16,118)	(145,210)
Net decrease in Class C Shares	(247)	(716)	(4,882)	(11,104)

Class I
Shares sold	4,443	24,025	97,938	23,696
Shares issued upon reinvestment of distributions	41,998	11,745	45,053	18,006
Shares redeemed	(7,417)	(46,631)	(73,322)	(121,172)
Net increase/(decrease) in Class I Shares	39,024	(10,861)	69,669	(79,470)

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty Mites Fund’s transactions in the securities of these issuers during the six months ended March 31, 2022 is set forth below:

	Market Value at September 30, 2021	Purchases	Sales Proceeds	Realized Gain/ (Loss)	Change In Unrealized Appreciation/ (Depreciation)	Market Value at March 31, 2022	Dividend Income	Percent Owned of Shares
Bel Fuse Inc., Cl. A	$2,159,811	$50,819	$10,140	$3,285	$1,015,525	$3,219,300	$18,246	7.15%
Burnham Holdings Inc., Cl. A	3,195,800	—	54,874	(2,905)	22,059	3,160,080	100,320	8.07%
Nathan’s Famous Inc.	13,471,714	—	—	—	(1,541,638)	11,930,076	176,187	5.35%
Schmitt Industries Inc.†	2,549,900	—	—	—	302,430	2,852,330	—	15.56%
Trans-Lux Corp.†	957,714	—	—	—	666,900	1,624,614	—	16.96%
Total				$380	$465,276	$22,786,400	$294,753

†	Non-income producing security.

10. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

TETON Westwood Funds

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, each Fund has established a liquidity risk management program (collectively, the LRM Program) to govern their approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 11, 2021, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that each Fund is primarily invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, each Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to each Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund
TETON Westwood SmallCap Equity Fund
TETON Convertible Securities Fund
TETON Westwood Equity Fund

TETON Westwood Balanced Fund

One Corporate Center
Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]
fax: 914-921-5118
website: wwww.tetonadv.com
email: info@tetonadv.com

Board of Trustees

ANTHONY S. COLAVITA Attorney, Anthony S. Colavita, P.C.	NICHOLAS F. GALLUCCIO* Co-Chairman, Teton Advisors, Inc.	KUNI NAKAMURA President of Advanced Polymer, Inc.

JAMES P. CONN Former Managing Director and Chief Investment Officer, Financial Security Assurance Holdings Ltd.	MARY E. HAUCK Former Senior Portfolio Manager, Gabelli-O’Connor Fixed Income Mutual Fund Management Company	WERNER J. ROEDER Former Vice President of Medical Affairs (Medical Director) of New York Presbyterian/Lawrence Hospital

LESLIE F. FOLEY Attorney	MICHAEL J. MELARKEY Of Counsel, McDonald Carano Wilson LLP	SALVATORE J. ZIZZA Chairman, Zizza & Associates Corp. *Interested Trustee

Officers

BRUCE N. ALPERT	PETER GOLDSTEIN
President	Secretary

JOHN C. BALL	RICHARD J. WALZ
Treasurer	Chief Compliance Officer

Investment Adviser	Distributor
Teton Advisors, LLC	G.distributors, LLC
Keeley-Teton Advisors, LLC*
Transfer Agent and Disbursing Agent	Legal Counsel
DST Asset Manager Solutions, Inc.	Paul Hastings LLP

*Investment Adviser of TETON Westwood
SmallCap Equity Fund

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ122SR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

TETON Westwood Mighty Mites Fund

Schedule of Investments — March 31, 2022 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 96.0%
	Aerospace and Defense — 4.5%
516,500	Aerojet Rocketdyne Holdings Inc.†	$2,597,640	$20,324,275
136,560	Allied Motion Technologies Inc.	3,322,170	4,074,950
151,000	Avio SpA	2,130,362	1,777,346
106,000	Innovative Solutions and Support Inc.†	396,485	854,360
7,000	Kratos Defense & Security Solutions Inc.†	42,963	143,360
65,500	Park Aerospace Corp.	1,030,720	854,775
		9,520,340	28,029,066

	Agriculture — 0.7%
215	J.G. Boswell Co.	136,405	222,525
232,000	Limoneira Co.	4,354,062	3,405,760
466,000	S&W Seed Co.†	1,609,480	992,580
		6,099,947	4,620,865

	Automotive — 1.6%
42,650	Rush Enterprises Inc., Cl. A	523,506	2,171,312
104,735	Rush Enterprises Inc., Cl. B	1,311,878	5,063,937
22,000	Sonic Automotive Inc., Cl. A	283,492	935,220
12,000	TravelCenters of America Inc.†	352,795	515,520
65,000	Wabash National Corp.	122,881	964,600
		2,594,552	9,650,589

	Automotive: Parts and Accessories — 2.3%
294,993	Commercial Vehicle Group Inc.†	2,747,136	2,492,691
47,500	Dana Inc.	320,625	834,575
12,190	Gentherm Inc.†	177,000	890,358
352,000	Modine Manufacturing Co.†	4,411,336	3,171,520
18,000	Motorcar Parts of America Inc.†	236,616	320,940
80,000	Puradyn Filter Technologies Inc.†	13,774	8
48,028	Standard Motor Products Inc.	615,891	2,071,928
110,560	Strattec Security Corp.†	2,537,035	4,120,571
20,500	Titan International Inc.†	88,258	301,965
		11,147,671	14,204,556

	Aviation: Parts and Services — 3.0%
200,000	Astronics Corp.†	2,529,514	2,586,000
23,896	Astronics Corp., Cl. B†	144,647	310,050
180,540	Ducommun Inc.†	4,543,644	9,458,491
142,250	Kaman Corp.	3,813,687	6,185,030
		11,031,492	18,539,571

	Broadcasting — 1.7%
415,790	Beasley Broadcast Group Inc., Cl. A†	2,030,438	731,791
295,145	Dish TV India Ltd., GDR†	226,437	118,058
241,120	Gray Television Inc.	265,142	5,321,518
86,293	Gray Television Inc., Cl. A.	620,246	1,774,184
32,000	Sinclair Broadcast Group Inc., Cl. A.	51,619	896,640
150,000	Townsquare Media Inc., Cl. A†	1,160,428	1,918,500
		4,354,310	10,760,691

	Building and Construction — 3.0%
48,000	Armstrong Flooring Inc.†	231,245	68,640
Shares		Cost	Market Value

95,500	Gibraltar Industries Inc.†	$2,257,102	$4,101,725
5,500	Granite Construction Inc.	128,087	180,400
6,000	Herc Holdings Inc.	174,981	1,002,540
68,000	Huttig Building Products Inc.†	87,906	724,880
30,700	MYR Group Inc.†	593,756	2,887,028
74,370	The Monarch Cement Co.	1,978,761	9,816,840
		5,451,838	18,782,053

	Business Services — 2.8%
2,277	American Airlines Group Inc.†	41,145	41,555
20,000	comScore Inc.†	66,790	58,200
340,000	Diebold Nixdorf Inc.†	1,455,328	2,288,200
4,100	Du-Art Film Laboratories Inc.†	668,546	266,500
13,500	IAA Inc.†	114,457	516,375
19,780	ICF International Inc.	474,386	1,862,089
31,800	KAR Auction Services Inc.†	167,698	573,990
193,000	MoneyGram International Inc.†	1,042,997	2,038,080
261,000	PFSweb Inc.†	1,529,803	2,983,230
45,000	Team Inc.†	129,225	99,450
2,280,000	Trans-Lux Corp.†(a)	1,188,097	1,624,614
53,160	Viad Corp.†	1,308,346	1,894,622
109,169	Willdan Group Inc.†	3,368,179	3,350,397
		11,554,997	17,597,302

	Communications — 0.3%
124,000	Comtech Telecommunications Corp.	2,185,532	1,945,560
	Communications Equipment — 0.9%
50,000	Anterix Inc.†	1,602,949	2,895,000
180,000	Extreme Networks Inc.†	557,436	2,197,800
35,000	Limelight Networks Inc.†	153,794	182,700
		2,314,179	5,275,500

	Computer Software and Services — 2.3%
4,000	Agilysys Inc.†	69,574	159,520
722,821	Alithya Group Inc., Cl. A†	1,739,405	1,843,194
154,000	American Software Inc., Cl. A	1,348,223	3,209,360
50,000	Avid Technology Inc.†	288,886	1,743,500
14,000	Cardlytics Inc.†	148,003	769,720
45,000	DHI Group Inc.†	81,549	267,750
150,000	Digi International Inc.†	1,777,101	3,228,000
10,000	Materialise NV, ADR†	58,532	193,500
137,000	Mitek Systems Inc.†	778,274	2,009,790
65,000	Otonomo Technologies Ltd.†	545,882	128,050
40,000	Playstudios Inc.†	266,853	194,000
1,000	Tyler Technologies Inc.†	16,928	444,890
		7,119,210	14,191,274

	Consumer Products — 2.1%
55,000	Acme United Corp.	968,676	1,856,250
60,000	Bassett Furniture Industries Inc.	873,645	993,600
700,000	Goodbaby International Holdings Ltd.†	228,510	91,149
5,000	Johnson Outdoors Inc., Cl. A	145,741	388,650
256,175	Lifetime Brands Inc.	2,784,957	3,289,287
400,000	Marine Products Corp.	2,815,473	4,620,000
13,500	MarineMax Inc.†	194,809	543,510
13,000	Nautilus Inc.†	153,752	53,560
32,020	Oil-Dri Corp. of America	630,777	917,373

See accompanying notes to financial statements.

1

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Consumer Products (Continued)
5,700	PC Group Inc.†	$3,465	$1
2,300,000	Playmates Holdings Ltd.	276,814	211,405
		9,076,619	12,964,785

	Consumer Services — 0.4%
152,000	1-800-Flowers.com Inc., Cl. A†	952,584	1,939,520
64,000	Bowlin Travel Centers Inc.†	87,677	329,600
3,500	Carriage Services Inc.	53,964	186,655
		1,094,225	2,455,775

	Diversified Industrial — 10.6%
134,016	Ampco-Pittsburgh Corp.†	614,382	845,641
228,000	Burnham Holdings Inc., Cl. A(a)	3,577,601	3,160,080
40,500	Chase Corp.	677,376	3,519,855
79,300	Columbus McKinnon Corp.	1,308,587	3,362,320
83,000	Graham Corp.	983,839	639,930
403,313	Griffon Corp.	4,454,166	8,078,359
18,700	Haulotte Group SA†	100,407	85,437
2,000	Hyster-Yale Materials Handling Inc.	97,800	66,420
206,000	Intevac Inc.†	990,952	1,102,100
15,000	John Bean Technologies Corp.	427,533	1,777,050
168,000	L.B. Foster Co., Cl. A†	2,626,427	2,582,160
224,239	Lawson Products Inc.†	3,203,573	8,642,171
8,000	MSA Safety Inc.	259,401	1,061,600
766,870	Myers Industries Inc.	12,186,670	16,564,392
42,000	Napco Security Technologies Inc.†	103,917	861,840
200,047	Park-Ohio Holdings Corp.	4,227,513	2,814,661
19,500	RWC Inc.†	311,533	43,875
15,000	Standex International Corp.	618,663	1,498,800
93,500	Steel Partners Holdings LP†	1,449,362	3,885,860
302,000	Tredegar Corp.	4,731,281	3,620,980
115,000	Twin Disc Inc.†	1,520,691	1,913,600
		44,471,674	66,127,131

	Educational Services — 0.1%
95,000	Universal Technical Institute Inc.†	289,750	840,750

	Electronics — 5.3%
147,000	Arlo Technologies Inc.†	449,148	1,302,420
25,700	Badger Meter Inc.	438,541	2,562,547
153,300	Bel Fuse Inc., Cl. A(a)	2,835,607	3,219,300
249,580	CTS Corp.	2,214,549	8,820,157
46,000	Daktronics Inc.†	387,233	176,640
30,000	IMAX Corp.†	129,139	567,900
36,000	Kimball Electronics Inc.†	216,418	719,640
5,000	Mesa Laboratories Inc.	144,741	1,274,400
20,800	Methode Electronics Inc.	126,090	899,600
593,000	Schmitt Industries Inc.†(a)	1,341,444	2,852,330
114,500	Stoneridge Inc.†	1,233,293	2,377,020
108,000	Ultra Clean Holdings Inc.†	292,995	4,578,120
189,000	Ultralife Corp.†	1,317,031	1,014,930
70,000	Vishay Precision Group Inc.†	1,969,423	2,250,500
		13,095,652	32,615,504

	Energy and Utilities: Natural Gas — 0.7%
9,180	Chesapeake Utilities Corp.	154,758	1,264,637
Shares		Cost	Market Value

78,908	Corning Natural Gas Holding Corp.	$765,625	$1,911,546
54,310	RGC Resources Inc.	459,370	1,161,148
3,500	Unitil Corp.	167,989	174,580
		1,547,742	4,511,911

	Energy and Utilities: Services — 0.3%
213,833	Alvopetro Energy Ltd.	275,183	935,621
24,000	Dawson Geophysical Co.†	62,929	56,160
60,000	RPC Inc.†	108,521	640,200
6,500	Subsea 7 SA, ADR	23,304	60,840
		469,937	1,692,821

	Energy and Utilities: Water — 1.8%
34,926	Artesian Resources Corp., Cl. A	908,629	1,695,657
10,000	Cadiz Inc.†	87,995	20,700
23,800	California Water Service Group	467,113	1,410,864
61,000	Consolidated Water Co. Ltd.	663,802	674,660
30,000	Energy Recovery Inc.†	85,397	604,200
6,752	Middlesex Water Co.	138,256	710,108
62,304	SJW Group	1,594,829	4,335,112
43,007	The York Water Co.	728,043	1,934,025
		4,674,064	11,385,326

	Entertainment — 0.5%
108,000	Borussia Dortmund GmbH & Co. KGaA†	704,771	484,113
1,500	Canterbury Park Holding Corp.	18,544	33,000
101,000	GAN Ltd.†	1,769,784	486,820
534,555	Sportech plc†	223,541	245,776
28,000	World Wrestling Entertainment Inc., Cl. A	434,758	1,748,320
		3,151,398	2,998,029

	Environmental Control — 1.0%
70,300	Casella Waste Systems Inc., Cl. A†	277,447	6,161,795
15,000	Primo Water Corp.	121,162	213,750
		398,609	6,375,545

	Equipment and Supplies — 4.6%
17,000	AZZ Inc.	643,988	820,080
64,266	CIRCOR International Inc.†	1,572,433	1,710,761
169,500	Core Molding Technologies Inc.†	1,226,245	1,823,820
110,000	Federal Signal Corp.	654,129	3,712,500
52,000	Interpump Group SpA.	336,781	2,628,892
255,000	Kimball International Inc., Cl. B	2,757,573	2,154,750
34,200	Maezawa Kyuso Industries Co. Ltd.	92,537	273,342
20,950	Powell Industries Inc.	705,641	406,849
298,000	The Eastern Co.	5,581,796	6,940,420
86,000	The Gorman-Rupp Co.	2,006,289	3,085,680
67,100	The L.S. Starrett Co., Cl. A†	559,983	515,999
154,000	Titan Machinery Inc.†	2,312,621	4,352,040
33,000	TransAct Technologies Inc.†	109,747	232,980
		18,559,763	28,658,113

	Financial Services — 11.0%
47,000	Allegiance Bancshares Inc.	1,877,815	2,099,960
2,000	Ameris BanCorp.	16,876	87,760
22,000	Atlantic American Corp.	82,984	68,200

See accompanying notes to financial statements.

2

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
41,744	Atlantic Union Bankshares Corp.	$1,292,800	$1,531,587
13,500	Berkshire Bancorp Inc.†	170,924	161,325
11,275	Berkshire Hills Bancorp Inc.	206,283	326,637
74	Burke & Herbert Bank and Trust Co.	94,450	165,020
14,740	Cadence Bank	455,207	431,292
81,800	Capital City Bank Group Inc.	1,996,750	2,156,248
10,000	Capitol Federal Financial Inc.	116,099	108,800
16,560	Citizens & Northern Corp.	325,075	403,733
5,000	ConnectOne Bancorp Inc.	111,579	160,050
28,300	Crazy Woman Creek Bancorp Inc.	489,014	750,092
21,111	Dime Community Bancshares Inc.	522,733	729,807
1,120	Farmers & Merchants Bank of Long Beach	6,157,165	9,184,000
40,000	Farmers National Banc Corp.	333,870	682,400
26,440	First Internet Bancorp.	529,233	1,137,184
391,300	Flushing Financial Corp.	6,272,673	8,745,555
74,000	FNB Corp.	719,682	921,300
32,116	FS Bancorp Inc.	589,634	995,596
65,048	GTY Technology Holdings Inc.†	455,488	210,105
10	Guaranty Corp., Cl. A†	137,500	55,000
12,000	Hallmark Financial Services Inc.†	84,921	43,560
27,300	HomeStreet Inc.	273,000	1,293,474
9,030	Hope Bancorp Inc.	47,336	145,202
127,000	I3 Verticals Inc., Cl. A†	2,140,693	3,538,220
17,000	ICC Holdings Inc.†	170,000	278,290
62,500	KKR & Co. Inc.	7,419	3,654,375
67,700	Legacy Housing Corp.†	791,575	1,452,842
4,360	LendingTree Inc.†	126,973	521,761
110,000	Medallion Financial Corp.	455,408	935,000
4,197	Northrim BanCorp Inc.	91,498	182,863
19,390	OceanFirst Financial Corp.	359,396	389,739
11,000	Pacific Premier Bancorp Inc.	307,924	388,850
50,332	People s United Financial Inc.	755,573	1,006,137
285,000	Post Holdings Partnering Corp.†	2,852,850	2,871,375
32,000	Primis Financial Corp.	509,070	447,360
150,000	Pzena Investment Management Inc., Cl. A	1,058,909	1,203,000
33,651	Renasant Corp.	367,249	1,125,626
2,989	Salisbury Bancorp Inc.	129,412	167,384
26,500	Sandy Spring Bancorp Inc.	880,394	1,190,380
3,000	Seacoast Banking Corp. of Florida	92,978	105,060
4,500	Security National Corp.	409,597	582,728
74,000	Silvercrest Asset Management Group Inc., Cl. A	1,009,175	1,513,300
6,750	Simmons First National Corp., Cl. A	152,916	176,985
67,010	Southern First Bancshares Inc.†	3,091,195	3,406,789
4,500	Southside Bancshares Inc.	153,548	183,735
22,000	Sprott Inc.	505,129	1,103,036
25,500	Territorial Bancorp Inc.	650,178	612,000
Shares		Cost	Market Value

5,700	Thomasville Bancshares Inc.	$216,040	$374,775
5,000	Towne Bank.	146,110	149,700
10,010	TrustCo Bank Corp. NY.	230,230	319,619
8,701	United Bankshares Inc.	282,365	303,491
51,152	Valley National Bancorp.	344,052	665,999
32,200	Value Line Inc.	318,393	2,157,400
45,900	Washington Trust Bancorp Inc.	1,029,683	2,409,750
74,800	Waterstone Financial Inc.	797,062	1,446,632
79,260	Western New England Bancorp Inc.	675,293	708,584
240,000	Wright Investors Service Holdings Inc.†	141,675	61,200
		44,609,053	68,227,872

	Food and Beverage — 2.1%
84,600	Andrew Peller Ltd., Cl. A	357,330	492,651
1,900	Bridgford Foods Corp.†	32,687	20,235
54,000	Calavo Growers Inc.	1,685,391	1,968,300
133,000	Corby Spirit and Wine Ltd., Cl. A	1,998,640	1,849,010
370,500	Crimson Wine Group Ltd.†	3,295,312	2,997,345
459,000	Farmer Brothers Co.†	4,407,118	3,268,080
1,250	Hanover Foods Corp., Cl. A	118,555	71,250
300	Hanover Foods Corp., Cl. B	28,206	23,400
21,000	Iwatsuka Confectionery Co. Ltd.	727,260	673,608
1,500	J & J Snack Foods Corp.	21,622	232,650
1,400	John B Sanfilippo & Son Inc.	62,433	116,816
70,000	Premier Foods plc	32,686	104,829
1,510	Rock Field Co. Ltd.	11,171	18,432
4,600	Scheid Vineyards Inc., Cl. A†	56,199	80,477
4,000	T. Hasegawa Co. Ltd.	83,685	85,658
235,200	Tingyi (Cayman Islands) Holding Corp.	345,177	396,339
207,400	Vitasoy International Holdings Ltd.	108,284	393,444
23,000	Willamette Valley Vineyards Inc.†	88,087	207,690
		13,459,843	13,000,214

	Health Care — 8.1%
40,000	Accuray Inc.†	237,950	132,400
22,000	Anika Therapeutics Inc.†	646,748	552,420
5,700	Boiron SA	96,539	243,712
101,660	Cardiovascular Systems Inc.†	1,777,901	2,297,516
9,000	CareDx Inc.†	47,818	332,910
6,500	Collegium Pharmaceutical Inc.†	120,404	132,340
185,000	Conformis Inc.†	284,453	115,403
247,660	Cutera Inc.†	3,949,961	17,088,540
35,142	Electromed Inc.†	76,795	437,167
62,000	Exelixis Inc.†	118,110	1,405,540
600	Heska Corp.†	5,703	82,968
175,000	InfuSystem Holdings Inc.†	417,443	1,715,000
21,730	Integer Holdings Corp.†	452,206	1,750,786
197,665	IntriCon Corp.†	2,070,139	4,716,287
11,500	Invitae Corp.†	76,602	91,655
5,500	LeMaitre Vascular Inc.	133,878	255,585
25,000	Meridian Bioscience Inc.†	361,960	649,000
212,000	Neogen Corp.†	306,519	6,538,080
60,500	NeoGenomics Inc.†	196,109	735,075
56,000	Neuronetics Inc.†	556,291	169,680
19,500	Omnicell Inc.†	320,514	2,525,055

See accompanying notes to financial statements.

3

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
220,000	OPKO Health Inc.†	$532,213	$756,800
21,000	Option Care Health Inc.†	182,763	599,760
62,700	Orthofix Medical Inc.†	1,412,959	2,050,290
44,000	Paratek Pharmaceuticals Inc.†	208,826	130,680
2,500	Quidel Corp.†	27,931	281,150
1,500	STERIS plc.	59,808	362,655
18,000	Surgalign Holdings Inc.†	78,211	5,477
50,000	SurModics Inc.†	983,577	2,266,500
2,000	Targanta Therapeutics Corp., Escrow†(b)	0	0
70,511	United-Guardian Inc.	637,064	1,589,318
1,200	Utah Medical Products Inc.	30,973	107,832
22,000	Zealand Pharma A/S†	267,706	340,923
		16,676,074	50,458,504

	Hotels and Gaming — 5.5%
42,964	Bally’s Corp.†	1,306,647	1,320,713
25,000	Boyd Gaming Corp.	135,993	1,644,500
21,500	Caesars Entertainment Inc.†	87,548	1,663,240
4,190	Churchill Downs Inc.	81,716	929,258
1,217,119	Full House Resorts Inc.†	3,347,719	11,696,514
194,000	Gambling.com Group Ltd.†	1,515,880	1,720,780
63,000	Genius Sports Ltd.†	781,459	289,800
129,500	Golden Entertainment Inc.†	1,456,722	7,520,065
355,721	Inspired Entertainment Inc.†	2,238,036	4,375,368
232,000	PlayAGS Inc.†	1,834,875	1,547,440
20,000	Rush Street Interactive Inc.†	230,786	145,400
72,500	The Marcus Corp.†	941,928	1,283,250
		13,959,309	34,136,328

	Machinery — 3.2%
219,000	Astec Industries Inc.	7,709,095	9,417,000
4,400	DMG Mori AG	22,722	203,461
476,037	Gencor Industries Inc.†	3,080,659	4,893,660
4,980	Lindsay Corp.	426,333	781,910
22,650	Tennant Co.	641,403	1,784,820
18,720	The Middleby Corp.†	185,001	3,068,957
14,000	Williams Industrial Services Group Inc.†	52,770	27,860
		12,117,983	20,177,668

	Manufactured Housing and Recreational Vehicles — 2.5%
24,440	Cavco Industries Inc.†	1,575,461	5,886,374
105,850	Nobility Homes Inc.	1,515,295	3,598,900
73,500	Skyline Champion Corp.†	487,054	4,033,680
40,000	Winnebago Industries Inc.	378,248	2,161,200
		3,956,058	15,680,154

	Metals and Mining — 0.1%
40,000	Osisko Gold Royalties Ltd.	514,144	527,617
400,000	Tanami Gold NL†	17,083	17,510
		531,227	545,127

	Paper and Forest Products — 0.1%
26,550	Keweenaw Land Association Ltd.	2,229,847	566,843

	Publishing — 1.3%
100,000	ARC Document Solutions Inc.	179,113	390,000
9,000	DallasNews Corp.	104,847	62,640
16,000	Lee Enterprises Inc.†	385,185	430,720
Shares		Cost	Market Value

341,900	The E.W. Scripps Co., Cl. A†	$1,694,756	$7,108,101
		2,363,901	7,991,461

	Real Estate — 4.4%
116,000	Ambase Corp.†	123,534	38,280
115,300	Capital Properties Inc., Cl. A	1,230,997	1,427,414
30,000	DREAM Unlimited Corp., Cl. A	331,539	1,195,057
22,000	FRP Holdings Inc.†	724,341	1,271,600
16,138	Gyrodyne LLC†	421,133	229,805
6,200	Holobeam Inc.†	100,461	239,940
243,193	Indus Realty Trust Inc., REIT	7,153,331	17,774,976
289,269	Reading International Inc., Cl. A†	2,210,090	1,238,071
74,400	Reading International Inc., Cl. B†	674,532	1,413,600
2,508	Royalty LLC†(b)	0	255
100,000	Tejon Ranch Co.†	2,058,768	1,826,000
470,000	Trinity Place Holdings Inc.†	1,981,217	893,000
		17,009,943	27,547,998

	Restaurants — 2.1%
57,000	Denny’s Corp.†	384,205	815,670
220,234	Nathan’s Famous Inc.(a)	3,342,683	11,930,076
		3,726,888	12,745,746

	Retail — 1.9%
16,000	Big 5 Sporting Goods Corp.	86,313	274,400
10,000	Ethan Allen Interiors Inc.	189,439	260,700
48,240	Ingles Markets Inc., Cl. A	846,873	4,295,772
20,000	Lands’ End Inc.†	354,276	338,400
33,000	La-Z-Boy Inc.	718,603	870,210
61,500	Movado Group Inc.	850,352	2,401,575
1,000	PetMed Express Inc.	15,765	25,800
2,328	Tuesday Morning Corp.†	2,561	2,561
135,174	Village Super Market Inc., Cl. A	3,526,419	3,311,763
		6,590,601	11,781,181

	Specialty Chemicals — 2.8%
375,000	Ferro Corp.†	1,662,777	8,152,500
72,840	Hawkins Inc.	1,294,278	3,343,356
3,500	Minerals Technologies Inc.	101,755	231,525
100,530	Navigator Holdings Ltd.†	944,168	1,227,471
106,100	Neo Performance Materials Inc.	1,339,145	1,291,719
33,000	Teraoka Seisakusho Co. Ltd.	243,988	96,230
66,900	The General Chemical Group Inc.†	6,021	0
192,174	Treatt plc	1,033,807	2,865,300
		6,625,939	17,208,101

	Telecommunications — 0.4%
91,000	A10 Networks Inc.	582,048	1,269,450
15,000	Frequency Electronics Inc.†	166,203	130,500
9,000	Iridium Communications Inc.†	76,270	362,880
30,000	Nuvera Communications Inc.	219,358	651,000
1,500	Preformed Line Products Co.	68,008	95,130
5,000	Shenandoah Telecommunications Co.	25,355	117,900
		1,137,242	2,626,860

See accompanying notes to financial statements.

4

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2022 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Transportation — 0.0%
5,000	Patriot Transportation Holding Inc.	$90,183	$39,900
	TOTAL COMMON STOCKS	315,287,592	596,956,674

	PREFERRED STOCKS — 0.7%
	Automotive: Parts and Accessories — 0.1%
19,300	Jungheinrich AG	52,796	562,375

	Financial Services — 0.6%
153,000	Steel Partners Holdings LP, Ser. A, 6.000%, 02/07/26	3,886,245	3,567,960
	TOTAL PREFERRED STOCKS	3,939,041	4,130,335

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003	7,625	25,770

	MANDATORY CONVERTIBLE SECURITIES(c) — 0.1%
	Energy and Utilities — 0.1%
15,095	Corning Natural Gas Holding Corp., Ser. B, 4.800%, 09/30/26	313,221	430,208

	RIGHTS — 0.0%
	Energy and Utilities: Services — 0.0%
85,500	Pineapple Holdings Inc., CVR†	0	1

	Entertainment — 0.0%
550,000	Media General Inc., CVR†(b)	0	1
	Health Care — 0.0%
8,000	Progenics Pharmaceuticals Inc., CVR†(b)	0	3,978
200,000	Teva Pharmaceutical Industries Ltd., CCCP, expire 02/20/23†(b)	103,591	0
		103,591	3,978
	TOTAL RIGHTS	103,591	3,980

	WARRANTS — 0.0%
	Business Services — 0.0%
1	Internap Corp., expire 05/08/24†	0	652

	Computer Software and Services — 0.0%
9,000	Otonomo Technologies Ltd., expire 08/13/26†	12,907	1,440
4,666	Playstudios Inc., expire 11/30/27†	9,866	3,920
		22,773	5,360
Shares		Cost	Market Value

	Diversified Industrial — 0.0%
47,000	Ampco-Pittsburgh Corp., expire 08/01/25†	$32,110	$38,310
	Energy and Utilities: Natural Gas — 0.0%
144	PHI Group Inc., expire 09/04/22†	0	0
	Energy and Utilities: Services — 0.0%
7,627	Weatherford International plc, expire 12/13/23†	0	4,576
	Health Care — 0.0%
8,737	Option Care Health Inc., Cl. A, expire 07/27/25†	7,979	25,523
8,737	Option Care Health Inc., Cl. B, expire 07/27/25†	7,554	19,681
		15,533	45,204

	Hotels and Gaming — 0.0%
3,667	Genius Sports Ltd., expire 12/31/28†	19,204	3,850
	TOTAL WARRANTS	89,620	97,952

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.8%
$5,155,000	U.S. Treasury Bills, 0.385% to 0.522%††, 06/09/22 to 06/23/22	5,149,789	5,150,107
	TOTAL MISCELLANEOUS INVESTMENTS — 2.3%(d)	11,469,355	14,333,790
	TOTAL INVESTMENTS — 99.9%	$336,359,834	621,128,816
	Other Assets and Liabilities (Net) — 0.1%		488,006
	NET ASSETS — 100.0%		$621,616,822

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(d)	Represents previously undisclosed, unrestricted securities which the Fund has held for less than one year.

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

CCCP	Contingent Cash Consideration Payment

CVR	Contingent Value Right

GDR	Global Depositary Receipt

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

5

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	June 3, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 3, 2022

* Print the name and title of each signing officer under his or her signature.